[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


BOND
   FUNDS






SEMIANNUAL REPORT
              2000




FIRST AMERICAN
INVESTMENT FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS

INVESTMENTS FOR EVERY GOAL

FIRST AMERICAN FUNDS OFFERS A FULL RANGE OF INVESTMENT STRATEGIES TO HELP YOU CREATE A PERSONALIZED, DIVERSIFIED PORTFOLIO. WITH OUR DISCIPLINED FOCUS ON CONSISTENT, COMPETITIVE PERFORMANCE AND HIGHLY DEVELOPED TEAM APPROACH TO INVESTMENT DECISION MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD A WINNING STRATEGY FOR ANY INVESTOR.


         HIGHER RISK  (o)
AND RETURN POTENTIAL   |
                       |
                      (*) EQUITY FUNDS
                       |
                       |
                      (*) FUNDS OF FUNDS
                       |
                       |
                      (*) BOND FUNDS
                       |
                       |    Corporate Bond
                       |    Fixed Income
                       |    Intermediate Term Income
                       |    Limited Term Income
                       |    Strategic Income
                       |
                      (*)TAX FREE BOND FUNDS
                       |
                       |
                      (*)MONEY MARKET FUNDS
                       |
                       |
          LOWER RISK  (o)
AND RETURN POTENTIAL


TABLE OF CONTENTS

--------------------------------------------------------------------------------
Message to Shareholders                                                     1
--------------------------------------------------------------------------------
Statements of Net Assets                                                    2
--------------------------------------------------------------------------------
Statements of Operations                                                   21
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        22
--------------------------------------------------------------------------------
Financial Highlights                                                       24
--------------------------------------------------------------------------------
Notes to Financial Statements                                              28
--------------------------------------------------------------------------------
Notice to Shareholders                                                     36
--------------------------------------------------------------------------------
Tribute to David T. Bennett                                                37
--------------------------------------------------------------------------------


NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  MARCH 31, 2000



     DEAR SHAREHOLDERS:

     On behalf of the Board of Directors of First American Funds, thank you for the opportunity to manage your mutual fund investments. If you are a new investor, we welcome you to the First American family of funds. If you are a long-term investor, we are again proud to meet your ongoing investment needs.

     Whether you're new to investing or an experienced investor, the past six months have been a period of rapidly changing markets and hand wringing. The Dow Jones Industrial Average (the "Dow") moved steadily upward during the fourth quarter of 1999, only to surrender its gains early in the first quarter of this year due to concerns over rising interest rates. The Dow regained momentum late in the first quarter after investors looked past rate hikes to another period of strong corporate profits. During the same period, the Nasdaq reached record heights only to suffer a dramatic correction.

     Within the bond market, a series of quarter-point interest rate hikes pushed yields on the 30-year Treasury bond to nearly 7% in January. The yield subsequently fell below the 6% barrier in mid-March for the first time in six months. Recent events in bond markets also resulted in an inverted yield curve, as some bonds with short maturities were yielding more than bonds with the longest maturities. Yet with bond prices falling amid rising rates, First American Funds' fixed income portfolio managers see attractive buying opportunities in the marketplace.

     We are pleased to introduce the new Corporate Bond Fund, which invests primarily in investment grade debt securities. The fund has an average credit quality of BBB and is best suited for investors who seek high current income, yet with less risk than the typical "junk" bond portfolio. The fund can also help meet the diversification needs of investors who may be heavily weighted in equities. With the addition of the Corporate Bond Fund, First American Funds now offers a complete spectrum of professionally managed bond funds.

     Within this report, you'll find financial statements on the First American fixed income funds during the past six months, plus a complete list of fund holdings. In addition, the Notice to Shareholders section contains important shareholder information.

     In closing, we encourage you to maintain a diversified portfolio and to stay the course amid volatile markets. Although dramatic fluctuations are becoming commonplace, investors may be able to better weather volatility through balanced portfolios coupled with a disciplined investment approach.

     Thank you for your confidence in First American Funds.

     Sincerely,


     /s/ Virginia L. Stringer             /s/ Paul A. Dow


     VIRGINIA L. STRINGER                 PAUL A. DOW

     Chair                                Chief Investment Officer and President
     First American Investment Funds,     First American Asset Management
     Inc.


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     1)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

CORPORATE BOND FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 77.0%
FINANCE -- 19.8%
Abbey National Capital Trust
     8.963%, 12/29/49                                 $    1,000     $    1,018
Amerco
     8.800%, 02/04/05                                      1,000            983
Conseco
     8.750%, 02/09/04                                      1,000            991
Erac USA Finance
     7.950%, 12/15/09 (A)                                  1,000            988
Everest Reinsurance Holdings
     8.500%, 03/15/05                                      1,000          1,002
Paine Webber Group
     7.625%, 12/01/09                                      1,000            984
Royal Bank of Scotland, Series 2,
     Callable 03/31/05 @ 100
     8.817%, 03/31/49                                      1,000          1,015
Socgen Real Estate, Callable 09/30/07 @ 100
     7.640%, 12/29/49 (A)                                  1,000            931
Sovereign Bancorp
     10.500%, 11/15/06                                     1,000          1,020
                                                                     -----------
                                                                          8,932
                                                                     -----------
MANUFACTURING -- 22.9%
AK Steel, Callable 12/15/01 @ 104.56
     9.125%, 12/15/06                                      1,000            978
D.R. Horton
     8.375%, 06/15/04                                      1,000            908
Equistar Chemicals
     8.500%, 02/15/04                                      1,000            981
Ford Motor Credit
     7.500%, 03/15/05                                      1,000            997
Lear, Series B
     8.110%, 05/15/09                                      1,000            913
Meritor Automotive
     6.800%, 02/15/09                                      1,000            844
Newport News Shipbuilding,
     Callable 12/01/01 @ 104.31
     8.625%, 12/01/06                                      1,000            978
Owens Illinois
     7.850%, 05/15/04                                      1,000            961
Precision Castparts
     8.750%, 03/15/05 (A)                                  1,000          1,004
Thermo Instrument Systems
     4.000%, 01/15/05                                      1,000            870
Tyco International Group
     6.125%, 01/15/09                                      1,000            909
                                                                     -----------
                                                                         10,343
                                                                     -----------
REAL ESTATE -- 4.1%
Eop Operating
     6.763%, 06/15/07                                      1,000            929
Susa Partnership
     7.000%, 12/01/07                                      1,000            921
                                                                     -----------
                                                                          1,850
                                                                     -----------
SERVICES -- 14.9%
British Sky Broadcasting
     8.200%, 07/15/09                                      1,000            985

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Dillards
     6.625%, 11/15/08                                 $    1,000     $      845
Kmart
     8.375%, 12/01/04                                      1,000            980
Kroger
     8.050%, 02/01/10                                      1,000          1,014
Park Place
     7.875%, 12/15/05                                      1,000            930
Time Warner
     8.375%, 03/15/23                                      1,000          1,032
Tricon Global
     7.650%, 05/15/08                                      1,000            958
                                                                     -----------
                                                                          6,744
                                                                     -----------
TRANSPORTATION -- 6.7%
Continental Airlines
     7.918%, 05/01/10                                      1,000          1,018
Qantus Airways
     7.750%, 06/15/09 (A)                                  1,000            996
Stagecoach Holdings
     8.625%, 11/15/09                                      1,000          1,013
                                                                     -----------
                                                                          3,027
                                                                     -----------
UTILITIES -- 8.6%
Limestone Electron Trust
     8.625%, 03/15/03                                      1,000          1,005
NRG Northeast Generating
     8.842%, 06/15/15 (A)                                  1,000          1,034
US West Capital Funding
     6.500%, 11/15/18                                      1,000            862
Vodafone Airtouch
     7.875%, 02/15/30 (A)                                  1,000          1,004
                                                                     -----------
                                                                          3,905
                                                                     -----------

TOTAL CORPORATE BONDS
     (Cost $34,659)                                                      34,801
                                                                     -----------

ASSET-BACKED SECURITIES -- 8.6%
COMMERCIAL -- 2.0%
GMAC Commercial Mortgage Securities
     Series 1991-C1 Class-A2
     6.175%, 05/15/33                                      1,000            911
                                                                     -----------
MANUFACTURING -- 2.3%
Green Tree Financial Series 1996-8 Class-A7
     8.050%, 10/15/27                                      1,000          1,032
                                                                     -----------
OTHER -- 4.3%
Aircraft Finance Trust Series 1999 Class-1A-C
     8.000%, 05/15/24 (A)                                  1,000            929
Juniper Series 00-1 Class-A3
     8.220%, 04/15/12                                      1,000          1,023
                                                                     -----------
                                                                          1,952
                                                                     -----------

TOTAL ASSET-BACKED SECURITIES
     (Cost $3,823)                                                        3,895
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(2     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 4.3%
FNMA Pool #515959
     7.500%, 11/01/29                                 $    1,998     $    1,963
                                                                     -----------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
     (Cost $1,955)                                                        1,963
                                                                     -----------

PRIVATE MORTGAGE-BACKED SECURITIES -- 3.1%
FIXED RATE -- 3.1%
Countrywide Funding Series 1993-8 Class-A
     7.000%, 12/25/23                                      1,443          1,381
                                                                     -----------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $1,389)                                                        1,381
                                                                     -----------

COMMERCIAL PAPER -- 2.2%
Merrill Lynch
     5.850%, 04/04/00                                      1,000          1,000
                                                                     -----------

TOTAL COMMERCIAL PAPER
     (Cost $999)                                                          1,000
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 4.7%
First American Prime Obligations Fund (B)              2,110,098          2,110
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $2,110)                                                        2,110
                                                                     -----------

TOTAL INVESTMENTS -- 99.9%
     (Cost $44,935)                                                      45,150
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET -- 0.1% (C)                                62
                                                                     -----------

NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on
     62,089 outstanding shares                                              623
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on
     619 outstanding shares                                                   6
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on
     3,981 outstanding shares                                                40
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on
     4,430,763 outstanding shares                                        44,318
Distributions in excess of net investment income                            (39)
Accumulated net realized gain on investments                                 49
Net unrealized appreciation of investments                                  215
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $   45,212
                                                                     -----------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------
Net asset value and redemption price per share -- Class A            $    10.05

Maximum sales charge of 4.25% (D)                                          0.45
                                                                     -----------
Offering price per share -- Class A                                  $    10.50
                                                                     -----------
Net asset value and offering price per share -- Class B (E)          $    10.06
                                                                     -----------
Net asset value price per share -- Class C (F)                       $    10.05

Maximum sales charge of 1.00% (G)                                          0.10
                                                                     -----------
Offering price per share -- Class C                                  $    10.15
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $    10.05
                                                                     -----------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(C) Other assets and liabilities representing greater than five percent of the total net assets include the following amounts (000):

      Cash collateral received for securities on loan     $2,034
      Payable upon receipt of securities on loan         ($2,034)

(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(E) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

FNMA--Federal National Mortgage Association


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     3)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

FIXED INCOME FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 37.4%
CONSUMER GOODS -- 0.2%
Coca-Cola Enterprises
     6.700%, 10/15/36                                 $    3,500     $    3,450
                                                                     -----------
ENERGY -- 4.0%
Conoco
     6.950%, 04/15/29                                     15,000         13,725
Consolidated Natural Gas
     7.250%, 10/01/04                                     20,000         19,750
Dynegy
     6.875%, 07/15/02                                     20,000         19,550
Enron
     7.125%, 05/15/07                                      2,750          2,675
                                                                     -----------
                                                                         55,700
                                                                     -----------
FINANCE -- 17.8%
ABN AMRO
     7.550%, 06/28/06                                     20,000         19,765
Associates
     5.800%, 04/20/04                                     25,000         23,531
Bank America National Trust & Savings
     8.375%, 05/01/07                                         62             62
Bear Stearns
     6.150%, 03/02/04                                     25,250         23,956
Chase Manhattan
     5.750%, 04/15/04                                     25,775         24,349
Cigna
     7.400%, 01/15/03                                     10,726         10,555
General Electric Capital
     6.650%, 09/03/02                                     30,000         29,700
Goldman Sachs
     6.650%, 05/15/09                                     15,000         13,856
Household Finance
     7.200%, 07/15/06                                     25,000         24,406
Money Store
     7.300%, 12/01/02                                     41,795         41,614
Newcourt Credit
     6.875%, 02/16/05 (A)                                 20,000         19,150
Norwest
     6.550%, 12/01/06                                     17,000         16,110
                                                                     -----------
                                                                        247,054
                                                                     -----------
MANUFACTURING -- 10.2%
Boeing
     7.250%, 06/15/25                                     20,000         18,904
Ford Motor Credit
     7.750%, 03/15/05                                     20,000         20,125
     5.800%, 01/12/09                                     10,000          8,817
General Motors Acceptance
     6.150%, 04/05/07                                     34,200         31,584
Honeywell
     7.000%, 03/15/07                                     15,000         14,775
International Business Machines
     7.250%, 11/01/02                                     10,000         10,025

FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
PPG Industries
     7.400%, 08/15/19                                 $   18,000     $   17,644
Xerox Cap Europe
     5.750%, 05/15/02                                     20,000         19,305
                                                                     -----------
                                                                        141,179
                                                                     -----------
SERVICES -- 1.5%
Hertz
     6.250%, 03/15/09                                     23,000         20,766
                                                                     -----------
TRANSPORTATION -- 0.8%
Conrail
     6.760%, 05/25/15                                        850            809
Continental Airlines
     7.056%, 09/15/09                                     10,000          9,706
                                                                     -----------
                                                                         10,515
                                                                     -----------
UTILITIES -- 2.2%
Alltel
     6.750%, 09/15/05                                     10,000          9,739
AT&T
     5.625%, 03/15/04                                     20,000         18,895
British Telecommunications
     6.080%, 09/06/00                                      1,500          1,460
                                                                     -----------
                                                                         30,094
                                                                     -----------
OTHER -- 0.7%
Quebec Province Yankee
     7.000%, 01/30/07                                     10,000          9,821
                                                                     -----------

TOTAL CORPORATE BONDS
     (Cost $539,135)                                                    518,579
                                                                     -----------

U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 23.6%
FIXED RATE -- 22.1%
FHLMC Series 51 Class-VA
     7.000%, 04/17/06                                     10,199         10,067
FHLMC Series 163 Class-F
     6.000%, 07/15/21                                      3,037          2,911
FHLMC Series 1638 Class-E
     6.250%, 04/15/23                                      5,000          4,824
FHLMC Series 1643 Class-PK
     6.500%, 12/15/23                                      5,439          5,177
FHLMC Series 1648 Class-LA
     6.000%, 05/15/23                                      4,695          4,005
FHLMC Series 1699 Class-TD
     6.000%, 03/15/24                                     10,000          8,870
FHLMC Series 1723 Class-PJ
     7.000%, 02/15/24                                      7,133          7,001
FHLMC Series 2115 Class-BJ
     6.000%, 03/15/28                                      5,020          4,306
FHLMC Pool #A00894
     9.500%, 06/01/21                                      1,757          1,832
FHLMC Pool #A01608
     10.000%, 12/01/19                                     1,786          1,911

The accompanying notes are an integral part of the financial statements.


(4     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
FHLMC Pool #C00029
     9.000%, 03/01/21                                 $      713     $      738
FHLMC Pool #C80433
     6.500%, 08/01/26                                      3,130          2,949
FHLMC Pool #D65198
     6.500%, 11/01/25                                      1,568          1,479
FHLMC Pool #D66778
     6.500%, 01/01/26                                      1,741          1,642
FHLMC Pool #D70119
     6.500%, 04/01/26                                      1,726          1,626
FHLMC Pool #D70722
     6.500%, 04/01/26                                      2,009          1,895
FHLMC Pool #D70890
     6.500%, 04/01/26                                      5,291          4,990
FHLMC Pool #D71415
     6.500%, 05/01/26                                      3,526          3,325
FHLMC Pool #E20194
     7.000%, 09/01/10                                      5,239          5,149
FHLMC Pool #E59943
     7.500%, 11/01/09                                        393            393
FHLMC Pool #E61199
     7.000%, 09/01/10                                        793            780
FHLMC Pool #E61265
     7.000%, 09/01/10                                      2,554          2,507
FHLMC Pool #G10268
     7.500%, 10/01/09                                        907            907
FHLMC Pool #G10308
     7.500%, 12/01/09                                      1,215          1,214
FHLMC Pool #l90187
     6.000%, 10/01/00                                         15             15
FNMA (TBA)
     7.500%, 03/01/30 (B)                                 24,000         23,587
FNMA Series 1992 Class-169-J
     6.500%, 03/25/21                                      6,311          6,218
FNMA Series 1996 Class-23
     6.500%, 07/25/26                                      4,250          3,919
FNMA Series 1996 Class-53-PG
     6.500%, 12/18/11                                      3,000          2,841
FNMA Series 1997 Class-1A-B
     6.500%, 02/18/04                                      5,716          5,517
FNMA Series 1998 Class-M1-A2
     6.250%, 01/25/08                                      7,500          7,070
FNMA Series 1999 Class-1-PG
     6.500%, 04/25/28                                     15,343         14,459
FNMA Pool #100042
     11.000%, 10/15/20                                       575            626
FNMA Pool #124654
     7.000%, 12/01/07                                      2,871          2,831
FNMA Pool #125224
     6.500%, 08/01/23                                      5,220          4,941
FNMA Pool #198657
     7.000%, 01/01/08                                        380            375
FNMA Pool #250055
     7.000%, 05/01/09                                      1,238          1,221
FNMA Pool #250113
     9.000%, 07/01/24                                        278            288
FNMA Pool #250359
     7.000%, 10/01/25                                      3,253          3,131
FNMA Pool #250551
     7.000%, 05/01/26                                      8,549          8,239

FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
FNMA Pool #252570
     6.500%, 07/01/29                                 $   16,906     $   15,865
FNMA Pool #290144
     7.000%, 07/01/09                                         31             31
FNMA Pool #303483
     6.500%, 08/01/02                                         15             15
FNMA Pool #303675
     10.000%, 10/01/17                                       280            301
FNMA Pool #323715
     6.000%, 05/01/29                                     19,557         17,797
FNMA Pool #326129
     6.500%, 09/01/25                                      2,737          2,579
FNMA Pool #328160
     6.500%, 12/01/25                                         60             56
FNMA Pool #340798
     7.000%, 04/01/26                                      9,090          8,760
FNMA Pool #353997
     6.500%, 07/01/26                                      3,490          3,289
FNMA Pool #397381
     7.500%, 08/01/17                                         67             67
FNMA Pool #440780
     5.500%, 02/01/14                                     28,017         25,833
FNMA Pool #456276
     6.000%, 12/01/28                                     13,746         12,528
FNMA Pool #493235
     6.000%, 04/01/29                                     19,850         18,075
FNMA Pool #496026
     6.000%, 01/01/29                                     16,208         14,775
GNMA Pool #8259
     6.750%, 08/20/23                                         23             23
GNMA Pool #036899
     10.000%, 01/15/10                                       553            585
GNMA Pool #405482
     9.000%, 08/15/25                                        875            907
GNMA Pool #488997
     7.000%, 04/15/29                                      3,653          3,540
GNMA Pool #497638
     6.000%, 02/15/29                                         28             26
GNMA Pool #506455
     7.000%, 04/15/29                                      4,463          4,325
GNMA Pool #506480
     7.000%, 04/15/29                                      5,789          5,610
GNMA Pool #506639
     7.000%, 04/15/29                                      4,948          4,794
GNMA Pool #780398
     9.000%, 04/15/21                                         36             38
                                                                     -----------
                                                                        305,595
                                                                     -----------
Z-BONDS (C) -- 1.5%
FHLMC Series 1665 Class-KZ
     6.500%, 01/15/24                                      8,628          7,811
FHLMC Series 1677 Class-Z
     7.625%, 07/15/23                                      4,728          4,516
FNMA Series 1993 Class-160-ZA
     6.776%, 09/25/23                                      1,074            992
     6.826%, 09/25/23                                         20             18
FNMA Series 1996 Class-35-Z
     7.701%, 07/25/26                                      7,750          7,148
                                                                     -----------
                                                                         20,485
                                                                     -----------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
     (Cost $333,984)                                                    326,080
                                                                     -----------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     5)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- 26.7%
U.S. AGENCY DEBENTURES -- 10.4%
FHLB
     6.090%, 06/02/06                                 $   20,000     $   18,988
     6.375%, 08/15/06                                     11,500         11,075
FHLMC
     5.000%, 02/15/01                                     50,000         49,312
     6.250%, 10/15/02                                     35,000         34,361
     5.950%, 01/19/06                                     30,000         28,369
     5.750%, 04/15/08                                      2,000          1,824
                                                                     -----------
                                                                        143,929
                                                                     -----------
U.S. TREASURIES -- 16.3%
U.S. Treasury Bonds
     7.875%, 02/15/21                                     25,000         29,927
     7.125%, 02/15/23                                     50,000         55,926
     6.875%, 08/15/25                                     40,000         43,950
U.S. Treasury Note
     6.500%, 10/15/06                                     65,000         65,575
U.S. Treasury Note (TIPS)
     3.875%, 04/15/29                                     30,784         30,525
                                                                     -----------
                                                                        225,903
                                                                     -----------

TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
     (Cost $375,462)                                                    369,832
                                                                     -----------

ASSET-BACKED SECURITIES -- 2.6%
CREDIT CARDS -- 1.4%
Sears Credit Account Master Trust
     Series 1992-2 Class-A
     6.350%, 02/15/07                                     20,000         19,661
                                                                     -----------
MANUFACTURED HOMES -- 1.2%
Green Tree Financial
     6.600%, 01/15/19                                     16,863         16,771
                                                                     -----------

TOTAL ASSET-BACKED SECURITIES
     (Cost $36,740)                                                      36,432
                                                                     -----------

PRIVATE MORTGAGE-BACKED SECURITIES -- 7.5%
ADJUSTABLE RATE -- 0.4%
Prudential Home Mortgage Securities
     Series 1994 Class-28-M
     6.743%, 09/25/01                                      5,578          5,508
                                                                     -----------
FIXED RATE -- 6.2%
Asset Securitization Series 1996-MD6 Class-A1B
     6.880%, 11/13/26                                     18,600         18,242
Countrywide Mortgage-Backed Securities
     Series 1994 Class-GA3
     6.500%, 04/25/24                                      2,380          2,357
Drexel Burnham Lambert Trust S-2
     9.000%, 08/01/18                                        202            200
First Nationwide Mortgage Corporation
     6.000%, 09/01/28                                     13,860         12,632
General Electric Capital Mortgage
     Series 1994 Class-17-A6
     7.000%, 05/25/24                                      7,000          6,861

FIXED INCOME FUND (CONTINUED)

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
General Electric Capital Mortgage
     Series 1994 Class-17-A7
     7.000%, 05/25/24                                 $    5,179     $    5,001
J.P. Morgan Commercial Mortgage Finance
     Series 1995 Class-C1-B
     7.643%, 07/25/10 (D)                                 10,329         10,288
Merrill Lynch Mortgage Investors
     Series 1993 Class-A4-C
     6.875%, 03/15/18 (D)                                  6,000          6,106
Merrill Lynch Mortgage
     Series 1995 Class-C3-A3
     7.072%, 12/26/25 (D)                                 10,335         10,099
Morgan Stanley Capital Investments,
     Series 1999 Class-A1
     6.120%, 03/15/31                                     11,494         10,877
Nomura Asset Securities
     Series 1996 Class-MD5-A1B
     7.120%, 04/13/36                                      3,400          3,318
                                                                     -----------
                                                                         85,981
                                                                     -----------
Z-BONDS (C) -- 0.9%
Vendee Mortgage Trust Series 1996 Class-1Z
     6.759%, 02/15/26                                     13,746         12,558
                                                                     -----------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $103,585)                                                    104,047
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 2.9%
First American Prime Obligations Fund (E)             39,868,730         39,869
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $39,869)                                                      39,869
                                                                     -----------

TOTAL INVESTMENTS -- 100.7%
     (Cost $1,428,775)                                                1,394,839
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET -- (0.7%) (F)                          (9,271)
                                                                     -----------

NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on
     11,148,644 outstanding shares                                      209,762
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on
     1,194,041 outstanding shares                                        13,186
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on
     38,447 outstanding shares                                              431
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on
     119,110,084 outstanding shares                                   1,295,110
Undistributed net investment income                                         235
Accumulated net realized loss on investments                            (99,220)
Net unrealized depreciation of investments                              (33,936)
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $1,385,568
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(6     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

FIXED INCOME FUND (CONCLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------
Net asset value and redemption price per share -- Class A            $    10.54

Maximum sales charge of 4.25% (G)                                          0.47
                                                                     -----------
Offering price per share -- Class A                                  $    11.01
                                                                     -----------
Net asset value and offering price per share -- Class B (H)          $    10.47
                                                                     -----------
Net asset value price per share -- Class C (I)                       $    10.53

Maximum sales charge of 1.00% (J)                                          0.11
                                                                     -----------
Offering price per share -- Class C                                  $    10.64
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $    10.54
                                                                     -----------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) On March 31, 2000, the total cost of investments purchased on a when-issued basis was $23,594,062.

(C) Z-Bond--Represents securities that pay no interest or principal during their initial accrual periods, but accrue additional principal at specified rates. Interest rate disclosed represents current yield based upon the cost basis and estimate of future cash flows.

(D) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000.

(E) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(F) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities lending   $604,469
      Payable upon return of securities on loan        ($604,469)

(G) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(H) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(I) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(J) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
TBA--To Be Announced
TIPS--Treasury Inflation Protection Security

INTERMEDIATE TERM INCOME FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 36.2%
CONSUMER GOODS -- 1.5%
Coca-Cola Enterprises
     6.700%, 10/15/36                                 $    2,000     $    1,971
Dayton Hudson
     5.875%, 11/01/08                                      5,000          4,526
                                                                     -----------
                                                                          6,497
                                                                     -----------
ENERGY -- 2.4%
Conoco
     5.900%, 04/15/04                                      6,500          6,196
Dynegy
     6.875%, 07/15/02                                      5,000          4,887
                                                                     -----------
                                                                         11,083
                                                                     -----------
FINANCE -- 18.5%
ABN AMRO
     7.550%, 06/28/06                                      5,000          4,941
Associates
     5.800%, 04/20/04                                      5,000          4,706
Bear Stearns
     6.875%, 10/01/05                                     10,000          9,614
Chase Manhattan
     5.750%, 04/15/04                                     10,000          9,447
Cigna
     7.400%, 01/15/03                                      3,075          3,026
First Chicago
     7.625%, 01/15/03                                      5,000          5,019
Household Finance
     7.000%, 08/01/03                                     10,000          9,841
Lehman Brothers Holdings, Mandatory Put @ 100
     7.500%, 08/01/26 (A)                                  5,000          4,971
Metropolitan Life Insurance
     6.300%, 11/01/03 (B)                                 15,145         14,472
Morgan Stanley Group
     8.100%, 06/24/02                                      1,500          1,526
Newcourt Credit
     6.875%, 02/16/05 (B)                                 10,000          9,575
Safeco
     7.875%, 04/01/05                                      1,000            991
Salomon Smith Barney Holdings
     7.000%, 03/15/04                                      2,000          1,980
Sprint Capital
     5.700%, 11/15/03                                      5,000          4,738
                                                                     -----------
                                                                         84,847
                                                                     -----------
MANUFACTURING -- 7.7%
Ford Motor Credit
     7.000%, 09/25/01                                      2,000          1,996
General Motors Acceptance
     6.150%, 04/05/07                                     10,000          9,235
Honeywell
     7.000%, 03/15/07                                      5,000          4,925
McDonnell Douglas
     6.875%, 11/01/06                                     10,000          9,687


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     7)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
Xerox Cap Europe
     5.750%, 05/15/02                                 $   10,000     $    9,653
                                                                     -----------
                                                                         33,500
                                                                     -----------
SERVICES -- 4.8%
Electronic Data Systems
     7.125%, 10/15/09                                     10,000         10,025
Hertz
     6.300%, 11/15/06                                      2,000          1,935
Vodafone Airtouch
     7.625%, 02/15/05 (B)                                 10,000         10,091
                                                                     -----------
                                                                         24,047
                                                                     -----------
TRANSPORTATION -- 0.7%
Continental Airlines
     7.056%, 09/15/09                                      3,500          3,397
                                                                     -----------
OTHER -- 0.6%
Hydro-Quebec
     9.400%, 02/01/21                                      2,369          2,779
                                                                     -----------

TOTAL CORPORATE BONDS
     (Cost $170,254)                                                    166,150
                                                                     -----------

U.S. GOVERNMENT & AGENCY SECURITIES -- 40.0%
U.S. AGENCY DEBENTURES -- 24.4%
FFCB
     6.100%, 11/04/04                                      6,350          6,094
FHLB
     5.620%, 01/12/01                                      5,000          4,957
     5.125%, 04/17/01                                      5,000          4,922
     5.875%, 08/15/01                                      5,000          4,927
     5.995%, 11/21/01                                      5,000          4,926
     5.785%, 03/17/03                                      7,950          7,688
     5.125%, 09/15/03                                      5,000          4,708
     6.250%, 08/13/04                                      7,500          7,266
     6.030%, 12/23/04                                      2,500          2,390
     6.060%, 05/24/06                                      5,000          4,731
     6.090%, 06/02/06                                      5,000          4,747
     6.375%, 08/15/06                                      6,000          5,778
     5.540%, 01/08/09                                      4,500          4,000
FHLMC
     5.000%, 02/15/01                                     20,000         19,725
     5.950%, 01/19/06                                     11,000         10,402
TVA
     6.000%, 11/01/00                                      5,000          4,984
     6.000%, 09/24/02                                      5,000          4,879
     6.375%, 06/15/05                                      5,000          4,856
                                                                     -----------
                                                                        111,980
                                                                     -----------
U.S. TREASURIES -- 15.6%
U.S. Treasury Bond
     11.625%, 11/15/02                                     5,000          5,598
U.S. Treasury Notes
     7.875%, 08/15/01                                      6,000          6,106
     7.500%, 11/15/01                                      7,500          7,611
     7.250%, 05/15/04                                      5,000          5,154

INTERMEDIATE TERM INCOME FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
     7.000%, 07/15/06                                 $    8,000     $    8,270
     6.500%, 10/15/06                                     11,000         11,097
     6.125%, 08/15/07                                     25,000         24,762
     5.625%, 05/15/08                                      3,000          2,884
                                                                     -----------
                                                                         71,482
                                                                     -----------

TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
     (Cost $187,780)                                                    183,462
                                                                     -----------

ASSET-BACKED SECURITIES -- 9.8%
CREDIT CARDS -- 2.0%
Circuit City Credit Card Master Trust
     Series 1995-1 Class-A
     6.375%, 08/15/05                                      7,170          7,150
Citibank Credit Card Master Trust
     Series 1997-7 Class-A
     6.350%, 08/15/02                                      2,000          2,000
                                                                     -----------
                                                                          9,150
                                                                     -----------
HOME EQUITY -- 7.8%
American Southwest Financial Securities
     Series 1995-C1 Class-A1B
     7.400%, 11/17/04                                      8,272          8,271
Asset Securitization Series 1996-MD6 Class-A1B
     6.880%, 11/13/26                                      7,500          7,356
Equicredit Home Equity Loan Trust
     Series 1994-2 Class-A2
     7.350%, 06/15/14                                        505            506
Merrill Lynch Mortgage Series 1995 Class C3-A3
     7.072%, 12/26/25 (C)                                 11,000         10,749
New Century Home Equity Loan Trust
     Series1997-NC6 Class-A3
     6.590%, 12/25/19                                      9,200          9,134
                                                                     -----------
                                                                         36,016
                                                                     -----------

TOTAL ASSET-BACKED SECURITIES
     (Cost $46,245)                                                      45,166
                                                                     -----------

U.S. AGENCY MORTGAGE-BACKED SECURITIES -- 8.4%
FIXED RATE -- 8.4%
FHLMC
     6.500%, 03/15/26                                      8,508          8,131
FHLMC Pool #E20194
     7.000%, 09/01/10                                      1,110          1,091
FHLMC Series 1606 Class-H
     6.000%, 11/15/08                                      5,085          4,867
FHLMC Series 1659 Class-TN
     5.500%, 01/15/01                                        372            369
FHLMC Series 1902 Class-C
     7.000%, 05/15/03                                      1,805          1,801
FNMA Pool #050145
     10.000%, 11/01/18                                       882            946
FNMA Pool #050776
     6.000%, 08/01/08                                        984            938
FNMA Pool #250387
     7.000%, 11/01/10                                      1,098          1,080
FNMA Pool #303357
     7.000%, 06/01/10                                        297            293

The accompanying notes are an integral part of the financial statements.


(8     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
FNMA Pool #303753
     9.000%, 12/01/20                                 $      936     $      953
FNMA Pool #323715
     6.000%, 05/01/29                                        889          4,449
FNMA Pool #341727
     9.500%, 06/01/21                                        927            973
FNMA Pool #440780
     5.500%, 02/01/14                                      8,183          7,545
FNMA Series 1993-55 Class-J
     6.500%, 11/25/07                                      1,000            978
FNMA Series 1996-57 Class-E
     7.000%, 06/25/03                                      1,615          1,608
GNMA Pool #002007
     9.000%, 05/20/25                                        435            447
GNMA Pool #002038
     8.500%, 07/20/25                                        768            784
GNMA Pool #312046
     9.000%, 08/15/21                                      1,292          1,344
GNMA Pool #497638
     6.000%, 02/15/29                                          7              6
                                                                     -----------
                                                                         38,603
                                                                     -----------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
     (Cost $39,285)                                                      38,603
                                                                     -----------

PRIVATE MORTGAGE-BACKED SECURITIES -- 3.4%
ADJUSTABLE RATE -- 2.2%
Prudential Home Mortgage Securities
     Series 1994 Class-28-M
     6.743%, 09/25/01 (C)                                  2,124          2,097
Prudential Home Mortgage Securities
     Series 1994-7 Class-A1
     6.500%, 03/25/09 (C)                                  8,400          8,117
                                                                     -----------
                                                                         10,214
                                                                     -----------
FIXED RATE -- 1.2%
Drexel Burnham Lambert CMO Trust S-2
     9.000%, 08/01/18                                         23             23
Morgan Stanley Capital Investments
     Series 1999 Class-A1
     6.120%, 03/15/31                                      5,630          5,327
                                                                     -----------
                                                                          5,350
                                                                     -----------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $15,588)                                                      15,564
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 0.4%
First American Prime Obligations Fund (D)              1,819,963          1,820
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $1,820)                                                        1,820
                                                                     -----------

TOTAL INVESTMENTS -- 98.2%
     (Cost $460,972)                                                    450,765
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET -- 1.8% (E)                             8,422
                                                                     -----------

INTERMEDIATE TERM INCOME FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on
     3,467,554  outstanding shares                                   $   48,631
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on
     44,184,498 outstanding shares                                      436,590
Undistributed net investment income                                         500
Accumulated net realized loss on investments                            (16,327)
Net unrealized depreciation of investments                              (10,207)
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $  459,187
                                                                     -----------
Net asset value and redemption price per share -- Class A            $     9.66

Maximum sales charge of 2.50% (F)                                          0.25
                                                                     -----------
Offering price per share -- Class A                                  $     9.91
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $     9.63
                                                                     -----------

(A) Mandatory Put Security--the mandatory put date is shown as the maturity on the Statement of Net Assets.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(C) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000.

(D) This money market fund is advised by U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(E) Other assets and liabilities representing greater than five percent of the total net assets include the following amounts (000):

      Cash collateral received for securities on loan   $207,143
      Payable upon receipt of securities on loan       ($207,143)

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

CMO--Collateralized Mortgage Obligation
FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
TVA--Tennessee Valley Authority


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     9)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

LIMITED TERM INCOME FUND

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 22.2%
FINANCE -- 11.8%
Bear Stearns
     6.750%, 05/01/01                                 $    4,000     $    3,978
CIT Group Holdings
     6.250%, 03/28/01                                      2,500          2,479
Household Finance
     6.000%, 05/01/04                                      5,000          4,719
Lehman Brothers Holdings
     6.900%, 03/30/01                                      5,000          4,972
Salomon Smith Barney
     5.980%, 03/26/01                                      7,750          7,671
                                                                     -----------
                                                                         23,819
                                                                     -----------
INDUSTRIAL CONGLOMERATE -- 2.5%
Saint Gobain (Compagnie D.e.)
     6.120%, 04/04/00                                      5,000          4,995
                                                                     -----------
MANUFACTURING -- 5.0%
Ford Credit Auto Loan Master Trust Series 1995-1 Class-A
     6.500%, 08/15/02                                      3,660          3,656
Ford Motor Credit
     6.550%, 09/10/02                                      3,000          2,951
General Motors Acceptance
     6.625%, 01/10/02                                      3,500          3,467
                                                                     -----------
                                                                         10,074
                                                                     -----------
TELECOMMUNICATIONS -- 2.9%
AT&T
     6.500%, 09/15/02                                      3,000          2,957
Worldcom
     6.125%, 08/15/01                                      3,000          2,962
                                                                     -----------
                                                                          5,919
                                                                     -----------

TOTAL CORPORATE OBLIGATIONS
     (Cost $45,342)                                                      44,807
                                                                     -----------

U.S. AGENCY MORTGAGE-BACKED SECURITIES (A) -- 28.1%
ADJUSTABLE RATE -- 21.0%
FHLMC Pool #350022
     7.000%, 11/01/16 (B)                                  3,191          3,233
FHLMC Pool #350036
     7.250%, 01/01/17 (B)                                    429            434
FHLMC Pool #785781
     6.478%, 02/01/27 (B)                                      4              4
FNMA Pool #093872
     6.690%, 11/01/17 (B)                                  3,732          3,754
FNMA Pool #102549
     6.890%, 01/01/20 (B)                                    706            724
FNMA Pool #176370
     7.186%, 02/01/22 (B)                                    642            657
FNMA Pool #415285
     5.769%, 02/01/28 (B)                                  4,903          4,873

LIMITED TERM INCOME FUND (CONTINUED)

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
FNMA Pool #605324
     7.318%, 06/01/18 (B)                             $      688     $      706
FNMA Pool #785730
     6.269%, 12/01/26 (B)                                     83             82
GNMA Pool #8006
     6.750%, 07/20/22 (B)                                  3,126          3,156
GNMA Pool #8191
     6.375%, 05/20/23 (B)                                  3,626          3,650
GNMA Pool #8445
     6.375%, 06/20/24 (B)                                  3,298          3,317
GNMA Pool #8699
     6.750%, 09/20/25 (B)                                  2,540          2,561
GNMA Pool #8747
     6.125%, 11/20/25 (B)                                    407            410
GNMA Pool #8824
     6.750%, 08/20/21 (B)                                  2,918          2,945
GNMA Pool #8847
     6.375%, 04/20/26 (B)                                  2,430          2,442
GNMA Pool #8855
     7.125%, 10/20/21 (B)                                  2,845          2,872
GNMA Pool #80106
     6.750%, 08/20/27 (B)                                  1,347          1,356
GNMA Pool #80154
     6.375%, 01/20/28 (B)                                  1,440          1,446
GNMA Pool #80213
     6.500%, 07/20/28 (B)                                  3,631          3,644
                                                                     -----------
                                                                         42,266
                                                                     -----------
FIXED RATE -- 7.1%
FHLMC
     7.000%, 02/15/03                                      5,000          4,988
FHLMC Series 1655 Class-E
     6.000%, 01/15/07                                      2,103          2,089
FNMA
     5.750%, 04/15/03                                      5,000          4,842
GNMA Pool #158777
     9.000%, 05/15/16                                        442            457
GNMA Pool #780081
     10.000%, 02/15/25                                       821            885
GNMA Pool #780398
     9.000%, 04/15/21                                      1,082          1,132
                                                                     -----------
                                                                         14,393
                                                                     -----------

TOTAL U.S. AGENCY MORTGAGE-BACKED SECURITIES
     (Cost $56,979)                                                      56,659
                                                                     -----------

ASSET-BACKED SECURITIES (A) -- 28.7%
AUTOMOBILES -- 5.8%
Auto Bond Receivables Trust Series 1993-1 Class-A
     6.130%, 11/15/21 (B) (D)                                106            105
Fasco Auto Trust Series 1996-1 Class-A
     6.650%, 11/15/01                                        720            718
General Motors Acceptance Series 1997 Class-A
     6.500%, 04/15/02                                        641            641

The accompanying notes are an integral part of the financial statements.


(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MMCA Automobile Trust Series 1997-1 Class-A3
     6.080%, 05/15/01                                 $       26     $       26
Manhattan Auto Owner Trust
     Series 1997-A Class-A5
     6.500%, 12/17/01                                      2,560          2,552
Nissan Auto Receivables Trust
     Series 1997-A Class-A
     6.150%, 02/15/03                                      2,911          2,906
Westo, Series 1999-A, Class-A4
     5.700%, 11/20/03                                      5,000          4,856
                                                                     -----------
                                                                         11,804
                                                                     -----------
CREDIT CARDS -- 9.2%
Chemical Master Credit Card Trust
     Series 1995-3 Class-A
     6.230%, 04/15/05                                      3,100          3,028
Circuit City Credit Card Master Trust
     Series 1995-1 Class-A
     6.375%, 08/15/05                                      2,525          2,518
Discover Card Master Trust
     Series 2000-3 Class-A
     6.250%, 09/15/05 (B)                                  5,000          5,000
Sears Credit Account Master Trust
     Series 1999-2 Class-A
     6.350%, 02/15/07                                      3,100          3,047
Standard Credit Card Master Trust
     Series 1993-2 Class-A
     5.950%, 10/07/04                                      5,100          4,912
                                                                     -----------
                                                                         18,505
                                                                     -----------
EQUIPMENT LEASING & RENTALS -- 3.6%
Caterpillar Financial
     5.850%, 04/25/03                                      5,500          5,446
Icon Receivables Series 1997-A Class-A1
     6.435%, 06/01/05 (C)                                  1,871          1,853
                                                                     -----------
                                                                          7,299
                                                                     -----------
HOME EQUITY (A) -- 9.8%
Banc One Home Equity Trust
     Series 1999-2 Class-A3
     6.940%, 06/25/29                                      4,000          3,948
BCI Home Equity Loan
     Series 1994-1 Class-B
     6.120%, 03/29/44 (B) (C)                                268            268
EQCC Home Equity Loan Trust
     Series 1998-1 Class-A6F
     6.252%, 12/15/07                                      2,000          1,936
Green Tree Financial Series 1997-2 Class-A6
     7.240%, 06/15/28                                      3,000          2,949
Green Tree Home Equity Loan Trust
     Series 1999-C Class-A3
     6.770%, 07/15/30                                      4,500          4,440
Green Tree Home Improvement Loan Trust
     Series 1996-F Class-HEA3
     6.900%, 01/15/28                                         74             74
The Money Store Home Equity Trust
     Series 1994-A Class-A4
     6.275%, 12/15/22                                      2,750          2,665

LIMITED TERM INCOME FUND (CONTINUED)

DESCRIPTION                                     PAR (000)/SHARES     VALUE (000)
--------------------------------------------------------------------------------
The Money Store Home Equity Trust
     Series 1996-D Class-A6
     6.830%, 06/15/21                                 $    3,440     $    3,428
                                                                     -----------
                                                                         19,708
                                                                     -----------
VACATION PROPERTIES -- 0.3%
Patten Series 1995-1A
     7.081%, 09/01/13 (B) (C)                                559            517
                                                                     -----------

TOTAL ASSET-BACKED SECURITIES
     (Cost $58,335)                                                      57,833
                                                                     -----------

U.S. GOVERNMENT & AGENCY SECURITIES -- 13.1%
U.S. AGENCY DEBENTURES -- 10.4%
FHLB
     5.690%, 08/07/01                                      5,500          5,411
     6.750%, 02/01/02                                      3,000          2,989
     6.750%, 02/15/02                                      5,000          4,980
     6.000%, 08/15/02                                      3,000          2,933
     5.400%, 01/15/03                                      5,000          4,790
                                                                     -----------
                                                                         21,103
                                                                     -----------
U.S. TREASURY OBLIGATION -- 2.7%
U.S. Treasury Note
     5.625%, 02/28/01                                      5,500          5,464
                                                                     -----------

TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
     (Cost $26,777)                                                      26,567
                                                                     -----------

PRIVATE MORTGAGE-BACKED SECURITIES (A) -- 6.6%
ADJUSTABLE RATE -- 2.4%
Merrill Lynch Mortgage Investors
     Series 1993 Class-A4-C
     6.875%, 03/15/18 (B)                                  4,850          4,935
                                                                     -----------
FIXED RATE -- 4.2%
Advanta Mortgage Loan Trust Series 1998-2 Class-A12
     6.330%, 08/25/19                                      3,000          2,877
Countrywide Mortgage-Backed Securities
     Series 1993-B Class-A4
     6.750%, 11/25/23                                      1,463          1,423
PNC Mortgage Securities Series 1999-5 Class-1A1
     6.150%, 06/25/29                                      2,231          2,186
Residential Funding Series 1999-S5 Class-A1
     6.000%, 02/25/29                                      2,000          1,965
                                                                     -----------
                                                                          8,451
                                                                     -----------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $13,495)                                                      13,386
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 4.7%
First American Prime Obligations Fund (E)              9,552,000          9,552
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $9,552)                                                        9,552
                                                                     -----------

TOTAL INVESTMENTS -- 103.4%
     (Cost $210,480)                                                    208,804
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET -- (3.4%) (F)                          (6,811)
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     11)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

LIMITED TERM INCOME FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on
     9,083,050 outstanding shares                                    $  236,977
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on
     11,494,130 outstanding shares                                      117,227
Undistributed net investment income                                         265
Accumulated net realized loss on investments                           (150,800)
Net unrealized depreciation of investments                               (1,676)
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $  201,993
                                                                     -----------
Net asset value and redemption price per share -- Class A            $     9.82

Maximum sales charge of 2.50% (G)                                          0.25
                                                                     -----------
Offering price per share -- Class A                                  $    10.07
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $     9.82
                                                                     -----------

(A) The fund attempts to maintain a weighted average effective maturity of one to three years. Effective maturity differs from actual stated or final maturity, which may be substantially longer. See also the comments of page 36 of this book.

(B) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(D) Interest payments are infrequent

(E) This money market fund is advised by the U.S. Bank National Association who also serves as Advisor for this Fund. See also the notes to the financial statements.

(F) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan    $55,858
      Payable upon return of securities on loan         ($55,858)

(G) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 2.50%.

FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association

STRATEGIC INCOME FUND

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
HIGH YIELD CORPORATE OBLIGATIONS -- 38.2%
APPAREL/TEXTILES -- 0.0%
Glenoit, Callable 04/15/02 @ 105.500 (E)
     11.000%, 04/15/07                                $      100     $       29
                                                                     -----------
AUTOMOTIVE -- 1.5%
Accuride, Callable 02/01/03 @ 104.625
     9.250%, 02/01/08                                        200            173
Aftermarket Technology, Callable 08/01/99 @ 106.000
     12.000%, 08/01/04                                       412            410
American Axle & Manufacturing,
     Callable 03/01/04 @ 104.875
     9.750%, 03/01/09                                        300            288
Collins & Aikman Products,
     Callable 04/15/01 @ 105.750
     11.500%, 04/15/06                                       425            405
Federal-Mogul
     7.500%, 01/15/09                                      1,000            774
JL French Auto Casting, Series B,
     Callable 06/01/04 @ 105.750
     11.500%, 06/01/09                                       500            490
Lear, Callable  07/15/01 @ 104.750
     9.500%, 07/15/06                                         75             73
Lear, Series B
     8.110%, 05/15/09                                      1,000            913
Transportation Manufacturing Operations,
     Callable 05/01/04 @ 105.625
     11.250%, 05/01/09                                       350            331
                                                                     -----------
                                                                          3,857
                                                                     -----------
BROADCAST RADIO & TELEVISION -- 1.8%
Acme Television, Callable 09/30/01 @ 105.438 (C) (E)
     11.678%, 09/30/04                                       500            457
AMFM Operating, Callable 01/15/02 @ 106.313
     12.625%, 10/31/06                                        80             90
Chancellor Media, Callable 01/15/02 @ 105.250 (E)
     10.500%, 01/15/07                                        50             53
Chancellor Media, Callable 12/15/02 @ 104.063*
     8.125%, 12/15/07                                      1,475          1,453
Chancellor Media, Series B,
     Callable 06/15/02 @ 104.375
     8.750%, 06/15/07                                        100             98
Cumulus Media, Callable 07/01/03 @ 105.188 (E)
     10.375%, 07/01/08                                       450            423
Fox/Liberty Networks, Callable 08/15/02 @ 104.875 (C)
     9.595%, 08/15/07                                        575            454
Lamar Media, Callable 09/15/02 @ 104.313
     8.625%, 09/15/07                                        400            374
SFX Broadcasting, Callable 05/15/01 @ 105.375
     10.750%, 05/15/06                                       150            163
Sinclair Broadcast Group, Callable 07/15/02 @ 104.500
     9.000%, 07/15/07                                        300            267
Sinclair Broadcast Group, Callable 12/15/02 @ 104.375
     8.750%, 12/15/07                                        975            834
                                                                     -----------
                                                                          4,666
                                                                     -----------

The accompanying notes are an integral part of the financial statements.


(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS -- 0.9%
American Standard
     7.375%, 02/01/08                                 $    1,000     $      900
Cemex (D) (G)
     9.625%, 10/01/09                                        500            512
D.R. Horton
     8.375%, 06/15/04                                      1,000            907
                                                                     -----------
                                                                          2,319
                                                                     -----------
CABLE TELEVISION -- 3.2%
Charter Communications Holdings,
     Callable 04/01/04 @ 104.960 (C)
     11.252%, 04/01/11                                     1,500            832
CSC Holdings, Callable 02/15/03 @ 104.800
     9.875%, 02/15/13                                        400            408
CSC Holdings, Callable 05/15/01 @ 104.938
     9.875%, 05/15/06                                         50             51
CSC Holdings, Callable 11/01/00 @ 104.625
     9.250%, 11/01/05                                        550            550
Echostar DBS, Callable 02/01/04 @ 104.688
     9.375%, 02/01/09                                        950            917
Lenfest Communications,
     Callable 02/15/03 @ 104.125
     8.250%, 02/15/08                                        525            521
NTL, Series B, Callable 04/01/03 @ 104.875 (C)
     10.242%, 04/01/08                                     1,475            933
NTL Communications, Series B,
     Callable 10/01/03 @ 105.750
     11.500%, 10/01/08                                       150            154
NTL Communications, Series B,
     Callable 10/01/03 @ 106.188 (C)
     11.577%, 10/01/08                                     1,100            707
Pegasus Communications, Series B,
     Callable 10/15/01 @ 104.813
     9.625%, 10/15/05                                        225            216
Pegasus Communications, Series B,
     Callable 12/01/02 @ 104.875
     9.750%, 12/01/06                                        300            288
RCN, Callable 10/15/02 @ 105.562 (C)
     12.698%, 10/15/07                                       525            336
Telewest Communications Unit,
     Callable 04/15/04 @ 104.625 (C) (D)
     9.815%, 04/15/09                                        575            333
Telewest Communications,
     Callable 10/01/00 @ 100.000 (C)
     11.510%, 10/01/07                                       575            538
United International Holdings, Series B,
     Callable 02/15/03 @ 105.375 (C) (E)
     12.118%, 02/15/08                                     1,050            727
United Pan-Europe Communication,
     Callable 11/01/04 @ 106.688 (C) (D)
     12.875%, 11/01/09                                       200            102
United Pan-Europe Communication, Series B,
     Callable 08/01/04 @ 106.250 (C)
     13.010%, 08/01/09                                     1,000            500
                                                                     -----------
                                                                          8,113
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
CHEMICALS & PLASTICS -- 1.5%
Buckeye Cellulose, Callable 09/15/01 @ 104.625
     9.250%, 09/15/08                                 $      500     $      503
Huntsman ICI Chemicals,
     Callable 07/01/04 @ 105.063 (D) (G)
     10.125%, 07/01/09                              EU     1,000            998
Huntsman, Callable 07/01/02 @ 104.750 (D)
     9.500%, 07/01/07                                        800            714
Lyondell Chemical, Callable 05/01/04 @ 105.438
     10.875%, 05/01/09                                     1,000            942
Polymer Group, Callable 03/01/03 @ 104.375
     8.750%, 03/01/08                                        500            435
Polymer Group, Series B,
     Callable 07/01/02 @ 104.625
     9.000%, 07/01/07                                        200            176
                                                                     -----------
                                                                          3,768
                                                                     -----------
CONSUMER PRODUCTS -- 0.4%
Chattem, Callable 04/01/03 @ 104.438
     8.875%, 04/01/08                                        325            275
Diamond Brands Operating,
     Callable 04/15/03 @ 105.063
     10.125%, 04/15/08                                        50             32
Playtex Family Products,
     Callable 12/15/99 @ 103.000
     9.000%, 12/15/03                                        500            485
Sealy Mattress, Series B,
     Callable 12/15/02 @ 105.437 (C)
     12.167%, 12/15/07                                       300            212
                                                                     -----------
                                                                          1,004
                                                                     -----------
ELECTRONIC EQUIPMENT -- 1.2%
Hyundai Semiconductor (E)
     8.250%, 05/15/04                                      1,000            923
Samsung Electronic America (G)
     9.750%, 05/01/03                                      1,500          1,535
Telecommunications Techniques,
     Callable 05/15/03 @ 104.875
     9.750%, 05/15/08                                        725            662
                                                                     -----------
                                                                          3,120
                                                                     -----------
ENVIRONMENTAL SERVICES -- 0.6%
Allied Waste North America, Series B,
     Callable 01/01/04 @ 103.938
     7.875%, 01/01/09                                      1,000            795
Allied Waste North America,
     Callable 8/1/04 @ 105.00 (D)
     10.000%, 08/01/09                                       950            703
                                                                     -----------
                                                                          1,498
                                                                     -----------
FINANCIAL SERVICES -- 3.6%
Bancomext Trust (G)
     11.250%, 05/30/06                                     1,250          1,339
Cellco Finance, Callable 08/01/02 @ 107.500 (G)
     15.000%, 08/01/05                                       900            958
China Development Bank (G)
     8.250%, 05/15/09                                      1,000          1,021


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     13)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
Golden State Escrow
     7.125%, 08/01/05                                 $    1,000     $      885
Inter-American Development Bank
     7.375%, 01/15/10                                      2,000          2,072
Kappa Beheer, Callable 07/15/04 @ 105.313
     10.625%, 07/15/09                              EU     1,800          1,800
Sovereign Bancorp
     10.500%, 11/15/06                                     1,000          1,021
                                                                     -----------
                                                                          9,096
                                                                     -----------
FOOD WHOLESALERS, RETAILERS & SERVICES -- 0.2%
Dominos, Callable 01/15/04 @ 105.188
     10.375%, 01/15/09                                       600            549
                                                                     -----------
FOOD, BEVERAGE & TOBACCO PRODUCTS -- 1.3%
Agrilink Foods, Callable 11/01/03 @ 105.938
     11.875%, 11/01/08                                       500            455
Canandaigua Brands, Callable 03/01/04 @104.250
     8.500%, 03/01/09                                        500            462
International Home Foods,
     Callable 11/01/01 @ 105.190
     10.375%, 11/01/06                                       475            463
Premier International Food,
     Callable 09/01/04 @ 106.000 (D) (G)
     12.000%, 09/01/09                                     1,500          1,410
Triarc Consumer Products,
     Callable 02/15/04 @ 105.125 (D)
     10.250%, 02/15/09                                       400            378
                                                                     -----------
                                                                          3,168
                                                                     -----------
HEALTH CARE -- 1.5%
Columbia/HCA Healthcare
     6.910%, 06/15/05                                      1,000            900
Dade International, Callable 05/01/01 @ 105.560
     11.125%, 05/01/06                                       350            331
Fisher Scientific International,
     Callable 02/01/03 @ 104.500
     9.000%, 02/01/08                                        550            498
     9.000%, 02/01/08                                        450            407
Hanger Orthopedic Group,
     Callable 06/15/04 @ 105.625
     11.250%, 06/15/09                                       200            157
Tenet Healthcare
     8.000%, 01/15/05                                         50             47
Tenet Healthcare, Series B,
     Callable 06/01/03 @ 104.063
     8.125%, 12/01/08                                      1,500          1,369
                                                                     -----------
                                                                          3,709
                                                                     -----------
HOTELS -- 1.2%
Florida Panthers Holdings,
     Callable 04/15/04 @ 104.938
     9.875%, 04/15/09                                        475            432
Harrahs Operating
     7.875%, 12/15/05                                      1,000            925

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
Host Marriott, Callable 08/01/03 @ 103.985
     7.875%, 08/01/08                                 $    1,025     $      864
Park Place Entertainment
     7.875%, 12/15/05                                      1,000            930
                                                                     -----------
                                                                          3,151
                                                                     -----------
INDUSTRIAL PRODUCTS -- 0.9%
Owens Illinois
     7.850%, 05/15/04                                      1,000            961
Thermo Instrument Systems
     4.000%, 01/15/05                                      1,000            870
Wesco Distribution,
     Callable 06/01/03 @ 104.563 (E)
     9.125%, 06/01/08                                        475            411
                                                                     -----------
                                                                          2,242
                                                                     -----------
LEISURE & ENTERTAINMENT -- 0.5%
Premier Parks,
     Callable 04/01/03 @ 105.000 (C)
     10.189%, 04/01/08                                     1,850          1,172
                                                                     -----------
MACHINERY & EQUIPMENT -- 0.4%
United Rentals, Series B,
     Callable 01/15/04 @ 104.625
     9.250%, 01/15/09                                      1,000            885
                                                                     -----------
METALS & MINING -- 0.0%
AEI Holdings, Callable 12/15/02 @ 105.250 (E)
     10.500%, 12/15/05                                       550             82
AEI Resources, Callable 12/15/02 @ 105.750 (E)
     11.500%, 12/15/06                                       150              7
                                                                     -----------
                                                                             89
                                                                     -----------
PAPER & RELATED PRODUCTS -- 0.6%
Grupo Industrial Durango (G)
     12.625%, 08/01/03                                     1,500          1,507
                                                                     -----------
PETROLEUM & FUEL PRODUCTS -- 0.9%
Ocean Energy, Series B,
     Callable 07/15/02 @ 104.440
     8.875%, 07/15/07                                      1,000            962
Pogo Producing, Series B,
     Callable 02/15/04 @ 105.188
     10.375%, 02/15/09                                       100            102
R&B Falcon
     12.250%, 03/15/06                                       250            269
RBF Finance, Callable 03/15/04 @ 105.688
     11.375%, 03/15/09                                       100            106
Triton Energy
     8.750%, 04/15/02                                        500            497
Vintage Petroleum, Callable 02/01/02 @ 104.310
     8.625%, 02/01/09                                        500            461
                                                                     -----------
                                                                          2,397
                                                                     -----------


(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 0.3%
Hollinger International Publishing,
     Callable 02/01/01 @ 104.625
     9.250%, 02/01/06                                 $      700     $      658
                                                                     -----------
RESTAURANTS -- 0.4%
Tricon Global Restaurants
     7.650%, 05/15/08                                      1,000            958
                                                                     -----------
SERVICES -- 0.3%
Crown Castle International,
     Callable 05/15/04 @ 105.187 (C)
     10.649%, 05/15/11                                       625            356
Crown Castle International,
     Callable 08/01/04 @ 105.625 (C)
     11.517%, 08/01/11                                       700            406
                                                                     -----------
                                                                            762
                                                                     -----------
STEEL & STEEL WORKS -- 0.4%
AK Steel, Callable 12/15/01 @ 104.560
     9.125%, 12/15/06                                      1,000            977
Republic Technologies,
     Callable 07/15/04 @ 106.875 (E)
     13.750%, 07/15/09                                       250             55
                                                                     -----------
                                                                          1,032
                                                                     -----------
SURFACE TRANSPORTATION -- 0.9%
Gearbulk Holding, Callable 12/01/99 @ 105.625
     11.250%, 12/01/04                                       400            408
Newport News Shipbuilding,
     Callable 12/01/01 @ 104.310
     8.625%, 12/01/06                                      1,000            977
Railworks, Callable 04/15/04 @ 105.750
     11.500%, 04/15/09                                       225            211
Stena Line, Callable 06/01/03 @ 105.313
     10.625%, 06/01/08                                       200            114
Stena, Callable 12/15/00 @ 105.250
     10.500%, 12/15/05                                       150            132
Stena, Callable 06/15/02 @ 104.375
     8.750%, 06/15/07                                        525            409
                                                                     -----------
                                                                          2,251
                                                                     -----------
TELECOMMUNICATIONS & CELLULAR -- 12.1%
Alestra, Callable 05/15/04 @ 106.313
     12.625%, 05/15/09                                     3,250          3,250
Call-Net Enterprises,
     Callable 08/15/02 @ 104.635 (C)
     9.388%, 08/15/07                                        375            201
Call-Net Enterprises,
     Callable 08/15/03 @ 104.470 (C)
     9.055%, 08/15/08                                        600            270
Call-Net Enterprises,
     Callable 05/15/04 @ 105.400 (C)
     12.770%, 05/15/09                                       525            236
Centennial Cellular,
     Callable 12/15/03 @ 105.375
     10.750%, 12/15/08                                       350            346
Enintel Unit, Callable 10/15/05 @ 106.250
     12.500%, 04/15/10                              EU     1,000            956
Global Crossing Holdings,
     Callable 11/01/04 @ 104.750 (D)
     9.500%, 11/15/09                                        475            458


STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
Hermes Europe Railtel,
     Callable 08/15/02 @ 105.750
     11.500%, 08/15/07                                $      475     $      444
Hermes Europe Railtel,
     Callable 01/15/04 @ 105.188
     10.375%, 01/15/09                                       100             89
Intermedia Communications,
     Callable 05/15/01 @ 106.250 (C)
     12.004%, 05/15/06                                       250            227
Intermedia Communications,
     Callable 07/15/02 @ 105.625 (C)
     11.694%, 07/15/07                                       600            462
Intermedia Communications,
     Callable 06/01/03 @ 104.300
     8.600%, 06/01/08                                        250            217
Intermedia Communications, Series B,
     Callable 03/01/04 @ 106.125 (C)
     13.192%, 03/01/09                                       500            300
Jazztel, Callable 04/01/04 @ 107.000 (G)
     14.000%, 04/01/09                              EU     2,000          2,042
Level 3 Communications (E)
     10.750%, 03/15/08                              EU     2,500          2,321
Level 3 Communications,
     Callable 05/01/03 @ 104.563
     9.125%, 05/01/08                                        750            752
Level 3 Communications,
     Callable 12/01/03 @ 105.250 (C)
     10.930%, 12/01/08                                     1,950          1,068
Maxcom Telecommunicaciones Unit
     13.750%, 04/01/07                                     1,500          1,508
McLeodusa, Callable 03/01/02 @ 105.250 (C)
     8.667%, 03/01/07                                        525            410
McLeodusa, Callable 03/15/03 @ 104.188
     8.375%, 03/15/08                                        225            199
McLeodusa, Callable 02/15/04 @ 104.063
     8.125%, 02/15/09                                        325            283
Millicom International Cellular,
     Callable 06/01/01 @ 106.750 (C)
     14.429%, 06/01/06                                       625            519
Netia Holdings, Series B,
     Callable 11/01/02 @ 105.625 (C)
     15.076%, 11/01/07                                     2,600          1,807
Nextel Communications,
     Callable 02/15/03 @ 104.975 (C) (E)
     11.455%, 02/15/08                                     1,400            938
Nextel Communications,
     Callable 11/15/04 @ 104.688 (D)
     9.375%, 11/15/09                                        925            851
Nextel International,
     Callable 04/15/03 @ 106.063 (C)
     12.348%, 04/15/08                                        75             45
Nextel Partners,
     Callable 02/01/04 @ 107.000 (C)
     10.888%, 02/01/09                                       150             95
Nextlink Communications,
     Callable 03/15/03 @ 104.500 (E)
     9.000%, 03/15/08                                        100             90
Nextlink Communications,
     Callable 04/15/03 @ 104.725 (C)
     11.067%, 04/15/08                                       775            465
Nextlink Communications,
     Callable 06/01/04 @ 105.375
     10.750%, 06/01/09                                       325            319


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     15)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
Nextlink Communications,
     Callable 06/01/04 @ 106.125 (C)
     11.888%, 06/01/09                                $      800     $      444
Nextlink Communications,
     Callable 12/01/04 @ 106.063 (C) (D)
     12.638%, 12/01/09                                       300            158
Nuevo Grupo Iusacell (E)
     14.250%, 12/01/06                                     1,000          1,070
PSINet, Callable 08/01/04 @ 105.500
     11.000%, 08/01/09                                       325            315
PSINet, Series B, Callable 02/15/02 @ 105.000
     10.000%, 02/15/05                                       550            523
Qwest Communications,
     Callable 10/15/02 @ 104.735 (C) (E)
     8.890%, 10/15/07                                        600            480
Rogers Cantel, Callable 10/1/02 @ 104.400
     8.800%, 10/01/07                                        100            100
Sprint Capital
     5.700%, 11/15/03                                      1,000            948
Teligent, Callable 03/01/03 @ 105.75 (C)
     15.086%, 06/30/07                                       100             54
Teligent, Callable 12/01/02 @ 105.750
     11.500%, 12/01/07                                       550            495
Tricom, Callable 09/01/01 @ 105.688 (G)
     11.375%, 09/01/04                                     1,000          1,054
US Xchange
     15.000%, 07/01/08                                       250            185
Viatel, Callable 04/15/03 @ 105.575 (G)
     11.150%, 04/15/08                              DM     3,250          1,524
Viatel, Callable 04/15/03 @ 105.625
     11.250%, 04/15/08                                        75             69
Viatel, Callable 04/15/03 @ 106.250 (C)
     14.110%, 04/15/08                                       950            520
Viatel, Callable 03/15/04 @ 105.750
     11.500%, 03/15/09                                       100             92
Voicestream Wireless Holdings,
     Callable 11/15/04 @ 105.938 (C) (D)
     8.546%, 11/15/09                                      1,000            595
Williams Communications Group,
     Callable 10/01/04 @ 105.438
     10.875%, 10/01/09                                     1,000            985
                                                                     -----------
                                                                         30,779
                                                                     -----------
UTILITIES -- 1.6%
Calpine
     7.625%, 04/15/06                                      1,000            925
CMS Energy
     7.500%, 01/15/09                                      1,000            892
Empresa Nacional Electricidad, Series B (G)
     8.500%, 04/01/09                                      2,000          1,985
Niagra Mowhawk Power,
     Callable 07/01/03 @ 104.250 (C)
     8.464%, 07/01/10                                        450            348
                                                                     -----------
                                                                          4,150
                                                                     -----------

TOTAL HIGH YIELD CORPORATE OBLIGATIONS
     (Cost $103,584)                                                     96,929
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 20.7%
ARGENTINA -- 2.0%
City of Buenos Aires (E)
     11.250%, 04/11/07                                $    1,900     $    1,756
Republic of Argentina, Series BGL5
     11.375%, 01/30/17                                     2,600          2,524
Republic of Argentina, Series L-GL,
     Callable 05/31/00 @ 100.000 (A)
     6.875%, 03/31/23                                      1,000            843
                                                                     -----------
                                                                          5,123
                                                                     -----------
AUSTRALIA -- 0.3%
New South Wales Treasury
     6.500%, 05/01/06                               AD     1,500            900
                                                                     -----------
AUSTRIA -- 0.7%
Republic of Austria
     7.625%, 10/18/04                               EU       727            763
     5.625%, 07/15/07                               EU     1,100          1,068
                                                                     -----------
                                                                          1,831
                                                                     -----------
BRAZIL -- 5.4%
Republic of Brazil
     14.500%, 10/15/09                                     3,000          3,255
     12.250%, 03/06/30                                     3,500          3,369
Republic of Brazil (G)
     8.000%, 04/15/14                                      3,475          2,585
     10.125%, 05/15/27                                     3,650          2,947
Republic of Brazil,
     Callable 04/15/00 @ 100.000 (A)
     7.000%, 04/15/12                                      2,000          1,515
                                                                     -----------
                                                                         13,671
                                                                     -----------
BULGARIA -- 0.4%
Government of Bulgaria, Series A,
     Callable 07/28/00 @ 100.000 (A)
     7.063%, 07/28/24                                      1,250          1,001
                                                                     -----------
CANADA -- 0.9%
Government of Canada
     8.000%, 06/01/23                               CD     1,000            879
Province of British Columbia
     5.250%, 12/01/06                               CD     2,000          1,303
                                                                     -----------
                                                                          2,182
                                                                     -----------
DENMARK -- 0.3%
Kingdom of Denmark
     7.000%, 11/10/24                               DK     5,500            821
                                                                     -----------
EL SALVADOR -- 0.6%
Republic of El Salvador
     9.500%, 08/15/06                                      1,600          1,620
                                                                     -----------


(16     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
GREECE -- 0.8%
Hellenic Republic
     8.600%, 03/26/08                               GD   480,000     $    1,575
Hellenic Republic (A)
     10.240%, 10/23/03                              GD   130,000            389
                                                                     -----------
                                                                          1,964
                                                                     -----------
HUNGARY -- 0.8%
Government of Hungary
     12.500%, 09/24/02                              HF   250,000            993
     13.000%, 07/24/03                              HF   225,000            926
                                                                     -----------
                                                                          1,919
                                                                     -----------
KAZAKHSTAN -- 0.9%
Republic of Kazakstan (D) (G)
     13.625%, 10/18/04                                     2,000          2,217
                                                                     -----------
MEXICO -- 1.8%
United Mexican States (G)
     11.375%, 09/15/16                                     1,800          2,134
United Mexican States, Series D,
     Callable 06/05/00 @ 100.000 (A)
     6.903%, 12/31/19                                      2,500          2,456
                                                                     -----------
                                                                          4,590
                                                                     -----------
NETHERLANDS -- 0.3%
Government of the Netherlands
     7.500%, 04/15/10                               EU       681            754
                                                                     -----------
PANAMA -- 1.0%
Republic of Panama
     8.875%, 09/30/27                                      1,500          1,318
Republic of Panama (G)
     8.250%, 04/22/08                                      1,500          1,346
                                                                     -----------
                                                                          2,664
                                                                     -----------
PHILIPPINES -- 1.1%
Philippines Republic (G)
     9.875%, 01/15/19                                      3,000          2,696
                                                                     -----------
QATAR -- 0.4%
State of Qatar
     9.500%, 05/21/09                                      1,000          1,060
                                                                     -----------
SOUTH AFRICA -- 0.7%
Republic of South Africa
     12.500%, 01/15/02                              ZR     6,000            925
     13.500%, 09/15/15                              ZR     6,500            960
                                                                     -----------
                                                                          1,885
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
SWEDEN -- 0.4%
Kingdom of Sweden, Series 1034
     9.000%, 04/20/09                               SK     6,500     $      942
                                                                     -----------
TURKEY -- 1.3%
Republic of Turkey
     11.875%, 01/15/30                                     1,000          1,059
Republic of Turkey (G)
     12.375%, 06/15/09                                     2,000          2,140
                                                                     -----------
                                                                          3,199
                                                                     -----------
VENEZUELA -- 0.6%
Republic of Venezuela (G)
     9.250%, 09/15/27                                      2,250          1,477
                                                                     -----------

TOTAL FOREIGN GOVERNMENT BONDS
     (Cost $53,364)                                                      52,516
                                                                     -----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- 10.7%
ADJUSTABLE RATE-- 0.4%
FNMA Series 1993-220, Class FD (A)
     7.000%, 11/25/13                                        994            996
                                                                     -----------
FIXED RATE -- 10.3%
FHLMC Gold Pool #C2-3507
     6.000%, 03/01/29                                      1,923          1,752
FHLMC Gold Pool #CL-8204
     7.500%, 11/01/28                                        974            958
FHLMC Gold Pool #E6-5045
     7.500%, 08/01/11                                        694            695
FHLMC Gold Pool #E6-9977
     5.500%, 04/01/13                                      1,057            976
FHLMC Series 2126
     6.000%, 02/15/29                                      1,500          1,284
FNMA Pool #100042
     11.000%, 10/15/20                                       115            125
FNMA Pool #109031
     6.695%, 07/01/05                                      2,000          1,933
FNMA Pool #250113
     9.000%, 07/01/24                                        253            261
FNMA Pool #252334
     6.500%, 02/01/29                                      1,446          1,352
FNMA Pool #303675
     10.000%, 10/01/17                                       168            180
FNMA Pool #323681
     7.000%, 04/01/29                                      1,974          1,898
FNMA Pool #326580
     8.000%, 03/01/08                                        523            528
FNMA Pool #329569
     6.000%, 03/01/11                                        568            538
FNMA Pool #339839
     6.000%, 03/01/26                                        716            654


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     17)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
FNMA Pool #367977
     6.500%, 02/01/04                                 $      736     $      722
FNMA Pool #380781
     5.805%, 10/01/08                                      1,218          1,111
FNMA Pool #380791
     5.850%, 10/01/08                                        984            898
FNMA Pool #380859
     6.095%, 12/01/08                                        987            914
FNMA Pool #381517
     5.950%, 04/01/07                                      1,500          1,390
FNMA Series 1993-50, Class PY
     5.500%, 10/25/22                                      2,000          1,733
FNMA Series 1999-11, Class C
     5.500%, 10/25/12                                      2,000          1,747
FNMA Series G93-1, Class H
     6.700%, 02/25/21                                        828            815
FNMA TBA 30 Year (H)
     7.500%, 03/01/30                                      2,000          1,966
GNMA Pool #160376X
     9.000%, 06/15/16                                         65             68
GNMA, Series 1996-6, Class ZA
     6.500%, 05/16/26                                      1,913          1,689
                                                                     -----------
                                                                         26,187
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
     (Cost $28,419)                                                      27,183
                                                                     -----------

U.S. TREASURY OBLIGATIONS -- 6.3%
U.S. Treasury Bonds
     7.500%, 11/15/16                                      2,000          2,265
     6.125%, 08/15/29                                      5,000          5,103
U.S. Treasury Notes
     5.875%, 11/15/04                                      5,000          4,910
     6.625%, 05/15/07                                      2,000          2,037
     5.625%, 05/15/08                                        700            673
     6.250%, 08/15/23                                      1,000          1,014
                                                                     -----------

TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $15,642)                                                      16,002
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.6%
FHLB
     5.125%, 02/26/02                                      2,000          1,935
     6.500%, 11/13/09                                      2,000          1,894
FHLMC
     5.750%, 03/15/09                                      2,000          1,810
     6.625%, 09/15/09                                      2,000          1,923
FNMA
     5.125%, 02/13/04                                      3,000          2,803
     6.375%, 06/15/09                                      2,052          1,938
     6.000%, 03/01/30                                      2,000          1,883
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $14,710)                                                      14,186
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                          PAR (000)(F)    VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED OBLIGATIONS -- 4.4%
CREDIT CARDS -- 1.3%
Discover Card Master Trust,
     Series 1999-1, Class A
     5.300%, 08/15/04                                 $    1,500     $    1,451
MBNA Master Credit Card Trust,
     Series 1999-G, Class A
     6.350%, 12/15/06                                      2,000          1,941
                                                                     -----------
                                                                          3,392
                                                                     -----------
HOME EQUITY -- 3.1%
Advanta Mortgage Loan Trust,
     Series 1998-2, Class A12
     6.330%, 08/25/19                                      2,000          1,918
EQCC Home Equity Loan Trust,
     Series 1998-1, Class A6F
     6.252%, 12/15/07                                      2,000          1,936
Green Tree Financial, Series 1998-1, Class A4
     6.040%, 11/01/29                                      2,120          2,075
The Money Store Home Equity Trust,
     Series 1994-A, Class A4
     6.275%, 12/15/22                                      2,000          1,939
                                                                     -----------
                                                                          7,868
                                                                     -----------

TOTAL ASSET-BACKED OBLIGATIONS
     (Cost $11,555)                                                      11,260
                                                                     -----------

CORPORATE OBLIGATIONS -- 4.4%
AEROSPACE & DEFENSE -- 0.4%
Boeing
     8.100%, 11/15/06                                      1,000          1,025
                                                                     -----------
AUTOMOTIVE -- 0.7%
DaimlerChrysler
     7.400%, 01/20/05                                      1,000          1,003
Ford Motor Credit
     5.800%, 01/12/09                                      1,000            882
                                                                     -----------
                                                                          1,885
                                                                     -----------
FINANCIAL SERVICES -- 1.6%
AT&T Capital
     6.250%, 05/15/01                                      1,000            990
L-Bank
     13.500%, 06/22/01                              CK    40,000          1,148
Lehman Brothers Holdings
     7.375%, 05/15/04                                      1,000            989
Merrill Lynch
     6.000%, 02/17/09                                      1,000            894
                                                                     -----------
                                                                          4,021
                                                                     -----------
LEISURE & ENTERTAINMENT -- 0.4%
Royal Caribbean
     8.125%, 07/28/04                                      1,000            992
                                                                     -----------


(18     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

DESCRIPTION                                   PAR (000)(F)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
RETAIL -- 0.4%
Target
     7.500%, 02/15/05                                 $    1,000     $    1,010
                                                                     -----------
TRANSPORTATION -- 0.9%
American Airlines, Series 99-1
     7.024%, 10/15/09                                      1,250          1,223
Continental Airlines
     7.056%, 09/15/09                                      1,000            971
                                                                     -----------
                                                                          2,194
                                                                     -----------

TOTAL CORPORATE OBLIGATIONS
     (Cost $11,717)                                                      11,127
                                                                     -----------

PRIVATE MORTGAGE-BACKED OBLIGATIONS -- 2.4%
FIXED RATE -- 2.4%
Aircraft Finance Trust, Series 1999-1A, Class C (E)
     8.000%, 05/15/24                                      1,000            929
Countrywide Mortgage Backed Securities,
     Series 1993-B, Class A4
     6.750%, 11/25/23                                      1,463          1,423
GMAC Commercial Mortgage Securities,
     Series 1998-C2, Class A2
     6.420%, 09/15/30                                      1,000            931
Morgan Stanley Capital, Series 1999-RM1, Class A2
     6.710%, 12/15/31                                      2,000          1,885
Residential Funding Mortgage Securities,
     Series 1999-S5, Class A1
     6.000%, 02/25/29                                      1,000            983
                                                                     -----------
                                                                          6,151
                                                                     -----------

TOTAL PRIVATE MORTGAGE-BACKED OBLIGATIONS
     (Cost $6,279)                                                        6,151
                                                                     -----------

PREFERRED STOCKS -- 0.6%
UNITED STATES -- 0.6%
Cumulus Media, Series A                                   40,000             37
Nebco Evans Holding PIK*                                     300             --
Nextel Communications PIK, Series D*                      61,000             64
Pegasus Communications PIK, Series A*                    134,000            141
Primedia, Series D                                         3,000            290
Primedia, Series F                                         2,350            212
Primedia, Series H                                         2,150            185
R&B Falcon PIK*                                            3,800            422
Sinclair Capital                                             750             71
                                                                     -----------
                                                                          1,422
                                                                     -----------

TOTAL PREFERRED STOCKS
     (Cost $1,404)                                                        1,422
                                                                     -----------

STRATEGIC INCOME FUND (CONTINUED)

DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
WARRANTS -- 0.1%
ARGENTINA -- 0.0%
Republic of Argentina*                                     1,000     $        1
                                                                     -----------
MEXICO -- 0.0%
United Mexican States VRR*                             5,383,000             --
                                                                     -----------
UNITED STATES -- 0.1%
Bar Technologies* (D)                                         50             --
Electronic Retailing System International* (D)                75             --
Metronet* (D)                                                100             21
R&B Falcon* (D)                                              150             59
Sterling Chemical Holdings*                                  100              2
UIH Australia/Pacific*                                       150              5
Wireless One*                                                150             --
                                                                     -----------
                                                                             87
                                                                     -----------

TOTAL WARRANTS
     (Cost $36)                                                              88
                                                                     -----------

COMMON STOCKS -- 0.0%
UNITED STATES -- 0.0%
CS Wireless Systems *(D)                                      27             --
MediaNews Group* (E)                                         500             63
                                                                     -----------
                                                                             63
                                                                     -----------

TOTAL COMMON STOCKS
     (Cost $0)                                                               63
                                                                     -----------

RELATED PARTY MONEY MARKET FUND -- 4.9%
First American Prime Obligations Fund (B)             12,500,074         12,500
                                                                     -----------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $12,500)                                                      12,500
                                                                     -----------

TOTAL INVESTMENTS -- 98.3%
     (Cost $259,210)                                                    249,427
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET -- 1.7% (I)                             4,278
                                                                     -----------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     19)

STATEMENTS OF NET ASSETS  MARCH 31, 2000 (UNAUDITED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on
     2,663,757 outstanding shares                                    $   42,087
Portfolio Capital--Class B ($.0001 par value--
     2 billion authorized) based on
     126,096 outstanding shares                                           1,166
Portfolio Capital--Class C ($.0001 par value--
     2 billion authorized) based on
     154,596 outstanding shares                                           1,424
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on
     25,246,284 outstanding shares                                      239,955
Distribution in excess of net investment income                              (1)
Accumulated net realized loss on investments                            (21,111)
Net unrealized depreciation of investments                               (9,783)
Net unrealized depreciation of forward foreign
     currency contracts, foreign currency and
     translation of other assets and liabilities
     in foreign currency                                                    (32)
                                                                     -----------
TOTAL NET ASSETS -- 100.0%                                           $  253,705
                                                                     -----------
Net asset value and redemption price per share -- Class A            $     9.00
Maximum sales charge of 4.25% (J)                                          0.40
                                                                     -----------
Offering price per share -- Class A                                  $     9.40
                                                                     -----------
Net asset value and offering price per share -- Class B (K)          $     8.97
                                                                     -----------
Net asset value and redemption price per share -- Class C (L)        $     8.99

Maximum sales charge of 1.00% (M)                                          0.09
                                                                     -----------
Offering price per share -- Class C                                  $     9.08
                                                                     -----------
Net asset value, offering price, and redemption
     price per share -- Class Y                                      $     9.00
                                                                     -----------

STRATEGIC INCOME FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
* Non-income producing security.

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2000.

(B) This money market fund is advised by the U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C) Delayed Interest (Step-Bonds)--Represents securities that remain zero-coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rates disclosed represent yields at March 31, 2000, based upon the estimated timing and amount of future interest and principal payments.

(D) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(E) Securities considered illiquid or restricted. See also the notes to the financial statements.

(F) In U.S. dollars unless otherwise indicated.

(G) Represents a foreign high yield (non-investment grade) bond. On March 31, 2000, the total market value of these investments was $33,427,000 or 13.18% of total net assets.

(H) On March 31, 2000, the total cost of investments purchased on a when-issued basis was $1,966,172.

(I) Other assets and liabilities representing greater than five percent of total assets include the following (000):

      Cash collateral received for securities on loan    $33,629
      Payable upon receipt of securities on loan        ($33,269)

(J) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

(K) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(L) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(M) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AD--Australian Dollar
CD--Canadian Dollar
CK--Czech Republic Koruna
DK--Danish Kroner
DM--German Mark
EU--Euro
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GD--Greek Drachma
GNMA--Government National Mortgage Association
HF--Hungarian Forint
PIK--Payment-in-Kind interest is generally paid by issuing additional par of the security rather than paying cash.
SK--Swedish Krona
TBA--To Be Announced
VRR--Value Recovery Right
ZR--South African Rand


The accompanying notes are an integral part of the financial statements.


(20     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

STATEMENTS OF OPERATIONS for the six months ended March 31, 2000 (unaudited), in thousands

                                                        CORPORATE   FIXED INCOME  INTERMEDIATE TERM   LIMITED TERM      STRATEGIC
                                                     BOND FUND(1)           FUND        INCOME FUND    INCOME FUND    INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $   497+       $46,393+           $12,435+       $ 4,313+       $10,634+
Dividends                                                      --             --                 --             --             42
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       497         46,393             12,435          4,313         10,676
==================================================================================================================================
EXPENSES:
Investment advisory fees                                       42          4,855              1,359            476            811
Less: Waiver of investment advisory fees                      (31)        (1,362)              (332)          (288)           (16)
Administrator fees                                              6            754                211             74            126
Transfer agent fees                                             9            238                 24             71             59
Custodian fees                                                  2            208                 58             20             35
Directors' fees                                                --             13                  4              1              2
Registration fees                                               5             42                  8              3             12
Professional fees                                              --             14                  4              1              2
Printing                                                       --             49                 14              5              8
Distribution fees - Class A                                    --            159                 40             27             32
Less: Waiver of distribution fees - Class A                    --             --                (16)           (13)            --
Distribution fees - Class B                                    --             68                 --             --              5
Distribution fees - Class C                                    --              3                 --             --              4
Less: Waiver of distribution fees - Class C                    --             (1)                --             --             --
Other                                                           1             30                  9              3              5
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                             34          5,070              1,383            380          1,085
==================================================================================================================================
INVESTMENT INCOME - NET                                       463         41,323             11,052          3,933          9,591
==================================================================================================================================
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS - NET:
Net realized gain (loss) on investments                        49         (7,740)            (4,063)          (296)        (3,541)
Net realized loss on forward foreign currency contracts
 and foreign currency transactions                             --             --                 --                          (293)
Net change in unrealized appreciation/depreciation of
 investments                                                  215         (6,600)            (1,112)          (506)         1,218
Net change in unrealized appreciation/depreciation of
 forward foreign currency contracts, foreign currency
 and translation of other assets and liabilities
 denominated in foreign currency                               --             --                 --             --            (34)
----------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                264        (14,340)            (5,175)          (802)        (2,650)
==================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $   727        $26,983            $ 5,877        $ 3,131        $ 6,941
==================================================================================================================================

 +Includes income from securities lending program. See the Notes to the
  Financial Statements for additional information.
(1)Commenced operations on February 1, 2000.


The accompanying notes are an integral part of the financial statements.

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     21)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                        CORPORATE                         FIXED
                                                                     BOND FUND(3)                   INCOME FUND
----------------------------------------------------------------------------------------------------------------
                                                                           2/1/00        10/1/99        10/1/98
                                                                               to             to             to
                                                                          3/31/00        3/31/00        9/30/99
----------------------------------------------------------------------------------------------------------------
                                                                       (unaudited)    (unaudited)
OPERATIONS:
Investment income - net                                                $      463     $   41,323     $   77,815
Net realized gain (loss) on investments                                        49         (7,740)         6,020
Net realized loss on forward foreign currency contracts and foreign
 currency transactions                                                         --             --             --
Net change in unrealized appreciation/depreciation
 of investments                                                               215         (6,600)      (119,762)
Net change in unrealized depreciation of forward foreign currency contracts, foreign currency and translation of
 other assets and liabilities denominated in foreign currency                  --             --             --
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               727         26,983        (35,927)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                      (4)        (3,643)        (8,415)
  Class B                                                                      --           (343)          (757)
  Class C                                                                      --            (17)           (12)
  Class Y                                                                    (498)       (37,613)       (68,379)
Net realized gain on investments:
  Class A                                                                      --             --         (2,343)
  Class B                                                                      --             --           (215)
  Class C                                                                      --             --             --
  Class Y                                                                      --             --        (15,597)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                          (502)       (41,616)       (95,718)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
Class A:
  Proceeds from sales                                                         619         11,555         19,270
  Shares issued in connection with the acquisition of the
   Intermediate Government Bond Fund and Adjustable Rate
   Mortgage Fund respectively                                                  --             --             --
  Reinvestment of distributions                                                 4          2,548          5,331
  Payments for redemptions                                                     --        (32,241)       (77,045)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class A transactions                                                        623        (18,138)       (52,444)
----------------------------------------------------------------------------------------------------------------
Class B:
  Proceeds from sales                                                           6            976          4,356
  Reinvestment of distributions                                                --            292            851
  Payments for redemptions                                                     --         (3,242)        (6,228)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class B transactions                                                         --         (1,974)        (1,021)
----------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                                                          40             52            747
  Reinvestment of distributions                                                --             11             10
  Payment for redemptions                                                      --           (367)           (22)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class C transactions                                                         40           (304)           735
----------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                                                      44,315        199,748        422,896
  Shares issued in connection with the acquisition of the
   Intermediate Government Bond Fund and Adjustable Rate
   Mortgage Fund respectively                                                  --             --             --
  Shares issued in connection with acquisition of Piper Common
   Trust Fund                                                                  --             --          3,300
  Reinvestment of distributions                                                 3         12,841         45,723
  Payments for redemptions                                                     --       (184,363)      (328,293)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  Class Y transactions                                                     44,318         28,226        143,626
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                                               44,981          7,810         90,896
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    45,212         (6,823)       (40,749)
NET ASSETS AT BEGINNING OF PERIOD                                              --      1,392,391      1,433,140
================================================================================================================
NET ASSETS AT END OF PERIOD (2)                                        $   45,212     $1,385,568     $1,392,391
================================================================================================================


The accompanying notes are an integral part of the financial statements.

(22     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

         INTERMEDIATE TERM                LIMITED TERM                   STRATEGIC
               INCOME FUND                 INCOME FUND                 INCOME FUND
-----------------------------------------------------------------------------------
     10/1/99       10/1/98       10/1/99       10/1/98       10/1/99       10/1/98
          to            to            to            to            to            to
     3/31/00       9/30/99       3/31/00       9/30/99       3/31/00       9/30/99
-----------------------------------------------------------------------------------
  (unaudited)                 (unaudited)                 (unaudited)

   $  11,052     $  22,250     $   3,933     $   7,695     $   9,591     $  13,597
      (4,063)        2,086          (296)         (134)       (3,541)       (2,471)

          --            --                          --          (293)         (179)

      (1,112)      (25,022)         (506)       (2,495)        1,218        (5,283)

          --            --            --            --           (34)           (2)
-----------------------------------------------------------------------------------
       5,877          (686)        3,131         5,066         6,941         5,662
-----------------------------------------------------------------------------------


        (873)       (2,015)         (609)         (261)       (1,035)       (2,478)
          --            --            --            --           (36)          (28)
          --            --            --            --           (48)          (20)
      (9,892)      (20,109)       (3,137)       (7,402)       (8,431)      (10,263)

          --          (564)           --            --            --            --
          --            --            --            --            --            --
          --            --            --            --            --            --
          --        (5,033)           --            --            --            --
-----------------------------------------------------------------------------------
     (10,765)      (27,721)       (3,746)       (7,663)       (9,550)      (12,789)
-----------------------------------------------------------------------------------


       5,335         3,890         1,638         2,074           987         1,712     (1) See Note 4 in Notes to
                                                                                           Financial Statements for
                                                                                           additional information.
       4,888            --        86,320            --            --            --     (2) Includes undistributed
         731         1,494           344           240           387         1,135         (distributions in excess
     (11,372)      (17,426)       (4,423)       (1,945)       (4,932)      (15,021)        of) net investment income
-----------------------------------------------------------------------------------        (000) of $(39) and $0 for
                                                                                           Corporate Bond Fund, $235
        (418)      (12,042)       83,879           369        (3,558)      (12,174)        and $528 for Fixed Income
-----------------------------------------------------------------------------------        Fund, $500 and $242 for
                                                                                           Intermediate Term Income
          --            --            --            --           465           737         Fund, $265 and $36 for
          --            --            --            --            26            21         Limited Term Income Fund,
          --            --            --            --          (136)          (60)        and $(1) and $252 for
-----------------------------------------------------------------------------------        Strategic Income Fund at
                                                                                           March 31, 2000, and
          --            --            --            --           355           698         September 30, 1999,
-----------------------------------------------------------------------------------        respectively.
                                                                                       (3) Commenced operations on
          --            --            --            --           387         1,077         February 1, 2000.
          --            --            --            --            36            12
          --            --            --            --           (77)          (11)
-----------------------------------------------------------------------------------

          --            --            --            --           346         1,078
-----------------------------------------------------------------------------------

      41,322        74,471        17,457        29,463        52,742       149,128


     128,443            --           430            --            --            --

          --            --            --            --            --            --
       4,449        11,328           978         2,715         2,213         6,602
     (92,950)     (141,923)      (24,976)      (83,282)      (10,064)      (18,800)
-----------------------------------------------------------------------------------

      81,264       (56,124)       (6,111)      (51,104)       44,891       136,930
-----------------------------------------------------------------------------------

      80,846       (68,166)       77,768       (50,735)       42,034       126,532
-----------------------------------------------------------------------------------
      75,958       (96,573)       77,153       (53,332)       39,425       119,405
     383,229       479,802       124,840       178,172       214,280        94,875
===================================================================================
   $ 459,187     $ 383,229     $ 201,993     $ 124,840     $ 253,705     $ 214,280
===================================================================================


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     23)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.


                                                  REALIZED AND
                         NET ASSET                  UNREALIZED      DIVIDENDS
                             VALUE          NET       GAINS OR       FROM NET   DISTRIBUTIONS
                         BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT            FROM
                         OF PERIOD       INCOME    INVESTMENTS         INCOME   CAPITAL GAINS
----------------------------------------------------------------------------------------------
CORPORATE BOND FUND(1)
Class A
 2000 (unaudited)        $  10.00      $  0.13        $  0.05       $ (0.13)       $    --
Class B
 2000 (unaudited)        $  10.00      $  0.13        $  0.05       $ (0.12)       $    --
Class C
 2000 (unaudited)        $  10.00      $  0.13        $  0.04       $ (0.12)       $    --
Class Y
 2000 (unaudited)        $  10.00      $  0.14        $  0.04       $ (0.13)       $    --
FIXED INCOME FUND
Class A
 2000* (unaudited)       $  10.65      $  0.31        $ (0.12)      $ (0.30)       $    --
 1999                       11.69         0.59          (0.89)        (0.59)         (0.15)
 1998                       10.97         0.57           0.73         (0.57)         (0.01)
 1997                       10.77         0.59           0.27         (0.59)         (0.07)
 1996                       10.98         0.61          (0.11)        (0.61)         (0.10)
 1995                       10.37         0.66           0.61         (0.63)         (0.03)
Class B
 2000* (unaudited)       $  10.58      $  0.27        $ (0.11)      $ (0.27)       $    --
 1999                       11.63         0.51          (0.90)        (0.51)         (0.15)
 1998                       10.91         0.49           0.73         (0.49)         (0.01)
 1997                       10.72         0.51           0.26         (0.51)         (0.07)
 1996                       10.94         0.52          (0.11)        (0.53)         (0.10)
 1995                       10.35         0.58           0.60         (0.56)         (0.03)
Class C
 2000* (unaudited)       $  10.64      $  0.28        $ (0.11)      $ (0.28)       $    --
 1999(2)                    11.33         0.38          (0.69)        (0.38)            --
Class Y
 2000* (unaudited)       $  10.65      $  0.32        $ (0.11)      $ (0.32)       $    --
 1999                       11.69         0.61          (0.89)        (0.61)         (0.15)
 1998                       10.96         0.60           0.74         (0.60)         (0.01)
 1997                       10.76         0.62           0.27         (0.62)         (0.07)
 1996                       10.97         0.63          (0.11)        (0.63)         (0.10)
 1995                       10.37         0.66           0.62         (0.65)         (0.03)
INTERMEDIATE TERM INCOME FUND
Class A
 2000* (unaudited)       $   9.80      $  0.26        $ (0.13)      $ (0.27)       $    --
 1999                       10.45         0.51          (0.54)        (0.50)         (0.12)
 1998                       10.00         0.53           0.47         (0.53)         (0.02)
 1997                        9.93         0.55           0.15         (0.56)         (0.07)
 1996                        9.94         0.55             --         (0.55)         (0.01)
 1995                        9.55         0.59           0.38         (0.58)            --
Class Y
 2000* (unaudited)       $   9.77      $  0.27        $ (0.14)      $ (0.27)       $    --
 1999                       10.42         0.52          (0.53)        (0.52)         (0.12)
 1998                        9.98         0.53           0.46         (0.53)         (0.02)
 1997                        9.93         0.55           0.13         (0.56)         (0.07)
 1996                        9.94         0.55             --         (0.55)         (0.01)
 1995                        9.55         0.58           0.39         (0.58)            --
----------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31. All ratios for the period have been annualized.
(A) Excluding sales charges.
(1) Commenced operations on February 1, 2000. All ratios for the period have been annualized.
(2) Shares have been offered since February 1, 1999. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.


(24     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                                          RATIO OF NET
                                                                               RATIO OF     INVESTMENT
                                                            RATIO OF NET    EXPENSES TO      INCOME TO
   NET ASSET                                    RATIO OF      INVESTMENT        AVERAGE        AVERAGE
       VALUE                    NET ASSETS   EXPENSES TO       INCOME TO     NET ASSETS     NET ASSETS    PORTFOLIO
      END OF         TOTAL          END OF       AVERAGE         AVERAGE     (EXCLUDING     (EXCLUDING     TURNOVER
      PERIOD    RETURN (A)    PERIOD (000)    NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)         RATE
--------------------------------------------------------------------------------------------------------------------


   $  10.05          1.77%+    $      624         0.95%           7.71%          1.51%          7.15%          35%

   $  10.06          1.80%+    $        6         1.50%           7.05%          1.98%          6.57%          35%

   $  10.05          1.72%+    $       40         1.50%           7.33%          2.06%          6.77%          35%

   $  10.05          1.79%+    $   44,542          .50%           7.85%          1.02%          7.33%          35%

   $  10.54          1.88%+    $  117,511         0.95%           5.73%          1.14%          5.53%          28%
      10.65         (2.67)        137,133         0.95            5.29           1.14           5.10           90
      11.69         12.29         205,237         0.95            5.10           1.11           4.94          147
      10.97          8.26           8,535         0.95            5.44           1.13           5.26          130
      10.77          4.64           8,332         0.95            5.55           1.12           5.38          108
      10.98         12.78           7,853         0.86            6.14           1.19           5.81          106

   $  10.47          1.53%+    $   12,503         1.70%           4.98%          1.89%          4.78%          28%
      10.58         (3.48)         14,639         1.70            4.53           1.89           4.34           90
      11.63         11.54          17,242         1.70            4.35           1.86           4.19          147
      10.91          7.40          15,253         1.70            4.68           1.88           4.50          130
      10.72          3.93          16,092         1.70            4.81           1.87           4.64          108
      10.94         11.75           7,280         1.70            5.12           1.94           4.88          106

   $  10.53          1.62%+    $      405         1.44%           5.22%          1.89%          4.77%          28%
      10.64         (2.75)+           719         1.35            5.09           1.89           4.55           90

   $  10.54          2.01%+    $1,255,149         0.70%           5.98%          0.89%          5.79%          28%
      10.65         (2.44)      1,239,900         0.70            5.57           0.89           5.38           90
      11.69         12.66       1,210,661         0.70            5.35           0.86           5.19          147
      10.96          8.54         705,719         0.70            5.71           0.88           5.53          130
      10.76          4.90         391,211         0.70            5.81           0.87           5.64          108
      10.97         12.86         289,816         0.70            6.28           0.94           6.04          106

   $   9.66          1.31%+    $   33,494         0.85%           5.54%          1.02%          5.37%          45%
       9.80         (0.20)         34,365         0.85            5.01           1.12           4.74           65
      10.45         10.35          49,130         0.70            5.22           1.11           4.81          166
      10.00          7.19           2,484         0.70            5.51           1.17           5.04          165
       9.93          5.63           2,213         0.70            5.43           1.13           5.00          161
       9.94         10.51           2,437         0.70            5.97           1.19           5.48           69

   $   9.63          1.39%+    $  425,693         0.70%           5.70%          0.87%          5.53%          45%
       9.77         (0.06)        348,864         0.70            5.17           0.87           5.00           65
      10.42         10.27         430,672         0.70            5.24           0.86           5.08          166
       9.98          6.98         324,250         0.70            5.51           0.92           5.29          165
       9.93          5.63          98,702         0.70            5.45           0.88           5.27          161
       9.94         10.51          88,375         0.70            5.94           0.94           5.70           69
--------------------------------------------------------------------------------------------------------------------


FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     25)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated.

                                                        REALIZED AND
                               NET ASSET                  UNREALIZED     DIVIDENDS
                                   VALUE          NET       GAINS OR      FROM NET   DISTRIBUTIONS
                               BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                               OF PERIOD       INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
----------------------------------------------------------------------------------------------------
LIMITED TERM INCOME FUND
Class A
 2000* (unaudited)              $  9.86      $  0.26        $ (0.03)      $ (0.27)         $ --
 1999                             10.04         0.52          (0.18)        (0.52)           --
 1998                              9.94         0.53           0.10         (0.53)           --
 1997                              9.91         0.56           0.03         (0.56)           --
 1996                              9.92         0.58          (0.01)        (0.58)           --
 1995                              9.85         0.56           0.07         (0.56)           --
Class Y
 2000* (unaudited)              $  9.87      $  0.26        $ (0.04)      $ (0.27)         $ --
 1999                             10.04         0.52          (0.17)        (0.52)           --
 1998                              9.94         0.53           0.10         (0.53)           --
 1997                              9.91         0.56           0.03         (0.56)           --
 1996                              9.92         0.58          (0.01)        (0.58)           --
 1995                              9.85         0.56           0.07         (0.56)           --
STRATEGIC INCOME FUND
Class A
 2000*(3) (unaudited)           $  9.09      $  0.37        $ (0.10)      $ (0.36)         $ --
 1999(3)                           9.27         0.78          (0.25)        (0.71)           --
 1998(1)                          10.00         0.13          (0.75)        (0.11)           --
Class B
 2000*(3) (unaudited)           $  9.07      $  0.33        $ (0.10)      $ (0.33)         $ --
 1999(3)                           9.27         0.71          (0.26)        (0.65)           --
 1998(1)                          10.00         0.09          (0.71)        (0.11)           --
Class C
 2000*(3) (unaudited)           $  9.08      $  0.34        $ (0.08)      $ (0.35)         $ --
 1999(2)(3)                        9.57         0.45          (0.47)        (0.47)           --
Class Y
 2000*(3) (unaudited)           $  9.09      $  0.38        $ (0.09)      $ (0.38)         $ --
 1999(3)                           9.27         0.80          (0.25)        (0.73)           --
 1998(1)                          10.00         0.14          (0.75)        (0.12)           --
----------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
   *For the six month period ended March 31. All ratios for the period have been annualized.
(A) Excluding sales charges.
(1) Commenced operations July 24, 1998. All ratios for the period have been annualized.
(2) Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
(3) Per share data calculated using average shares outstanding method.

The accompanying notes are an integral part of the financial statements.


(26     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

                                                                                        RATIO OF NET
                                                                             RATIO OF     INVESTMENT
                                                          RATIO OF NET    EXPENSES TO      INCOME TO
  NET ASSET                                   RATIO OF      INVESTMENT        AVERAGE        AVERAGE
      VALUE                   NET ASSETS   EXPENSES TO       INCOME TO     NET ASSETS     NET ASSETS    PORTFOLIO
     END OF         TOTAL         END OF       AVERAGE         AVERAGE     (EXCLUDING     (EXCLUDING     TURNOVER
     PERIOD    RETURN (A)   PERIOD (000)    NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------


   $  9.82          2.32%+     $ 89,158          0.59%           6.12%          1.19%          5.52%          44%
      9.86          3.43          5,318          0.60            5.16           1.12           4.64           65
     10.04          6.55          5,036          0.60            5.33           1.12           4.81          112
      9.94          6.09          7,152          0.60            5.61           1.15           5.06          147
      9.91          5.93          7,627          0.60            5.80           1.09           5.31           61
      9.92          6.57          9,977          0.60            5.60           1.22           4.98          120

   $  9.82          2.23%+     $112,835          0.55%           5.66%          0.96%          5.25%          44%
      9.87          3.53        119,522          0.60            5.15           0.87           4.88           65
     10.04          6.55        173,136          0.60            5.33           0.87           5.06          112
      9.94          6.09        184,368          0.60            5.60           0.90           5.30          147
      9.91          5.93         93,588          0.60            5.80           0.84           5.56           61
      9.92          6.57        111,439          0.60            5.67           0.97           5.30          120


   $  9.00          3.05%+     $ 23,966          1.15%           8.09%          1.17%          8.07%          34%
      9.09          5.73         27,768          1.15            8.30           1.21           8.24           40
      9.27         (6.17)+       40,270          1.15            8.19           1.30           8.04           61

   $  8.97          2.58%+     $  1,132          1.90%           7.35%          1.92%          7.33%          34%
      9.07          4.90            788          1.90            7.56           1.96           7.50           40
      9.27         (6.19)+          114          1.90            7.44           2.05           7.29           61

   $  8.99          2.86%+     $  1,389          1.65%           7.59%          1.65%          7.59%          34%
      9.08         (0.28)+        1,058          1.55            7.34           1.90           6.99           40

   $  9.00          3.18%+     $227,218          0.90%           8.32%          0.92%          8.30%          34%
      9.09          5.96        184,666          0.90            8.56           0.93           8.53           40
      9.27         (6.13)+       54,491          0.90            8.44           1.05           8.29           61
------------------------------------------------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     27)

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

1 >  ORGANIZATION

     The First American Corporate Bond Fund, Fixed Income Fund, Intermediate Term Income Fund, Limited Term Income Fund, and Strategic Income Fund are funds offered by First American Investment Funds, Inc. ("FAIF") (each a "Fund" collectively, "the Funds"). Other funds that are offered by FAIF but are not included in this report are: Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Oregon Intermediate Tax Free Fund, Tax Free Fund, Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Value Fund, Small Cap Growth Fund, Emerging Markets Fund, International Index Fund, International Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The FAIF articles of incorporation permit the Board of Directors to create additional funds in the future.

     These FAIF Funds offer Class A and Class Y shares. Corporate Bond Fund, Fixed Income Fund and Strategic Income Fund also offer Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge for 18 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for FAIF Fund investments are furnished by an independent pricing service that has been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.


(28     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

     DISTRIBUTIONS TO SHAREHOLDERS - The Funds declare and pay income dividends monthly.

     Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30th and October 31st.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales and foreign currency gains and losses.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     As of March 31, 2000, the Strategic Income Fund reclassified ($293,000) from accumulated net realized foreign exchange loss to undistributed net investment income. The reclassification had no effect on net assets or net asset values per share.

     FOREIGN CURRENCY TRANSLATION - The books and records of the Strategic Income Fund are maintained in U.S. dollars on the following bases:

     * market value of investment securities, assets and liabilities at the current rate of exchange; and

     * purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Strategic Income Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Strategic Income Fund does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

     The Strategic Income Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, United States Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. At March 31, 2000, Fixed Income Fund and Strategic Income Fund had outstanding when-issued commitments of $23,594,062 and $1,965,620, respectively.

     In connection with the ability to purchase securities on a when-issued basis, the Fixed Income, Intermediate Term Income and Strategic Income Funds may enter into dollar rolls in which the Fund sells securities purchased on a forward commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type,


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     29)

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

     coupon, and maturity) but not identical securities on a specified future date. Dollar rolls are considered a form of leverage. As an inducement to "roll over" its purchase commitments, the Fund receives negotiated fees. For the six months ended March 31, 2000, the fees earned by each Fund are as follows:

                                                               FEE INCOME EARNED
     ---------------------------------------------------------------------------
     Fixed Income Fund                                               $52,017
     Strategic Income Fund                                           $28,513
     ---------------------------------------------------------------------------

     ILLIQUID OR RESTRICTED SECURITIES - As of March 31, 2000, investments in securities in the Strategic Income Fund included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2000 was $10,814,000, which represents 4.26% of the Fund's net assets. Information concerning restricted securities is as follows:

                                                           DATES
     SECURITY                                PAR        ACQUIRED      COST BASIS
     ---------------------------------------------------------------------------
     Acme Television                  $  500,000       9/97-3/99      $  410,892
     AEI Holdings                        550,000       9/98-3/99         533,813
     AEI Resources                       150,000           12/98         150,000
     Aircraft Finance Trust            1,000,000            2/00         917,422
     Chancellor Media Corp.               50,000           12/97          55,313
     City of Buenos Aires              1,900,000            3/00       1,781,250
     Cumulus Media                       200,000       6/98-8/98         206,375
     Glenoit                             100,000       3/97-8/97         103,155
     Hyundai Semiconductor             1,000,000            2/00         900,625
     Level 3 Communications            2,500,000            3/00       2,521,875
     MediaNews Group                         500            1/00              --
     Nextel Communications             1,400,000       2/98-6/99         874,707
     NextLink Communications             100,000            2/98          99,798
     Nuevo Grupo Lusacell              1,000,000            2/00       1,065,000
     Qwest Communications                600,000      10/97-9/98         424,606
     Republic Technologies               250,000            8/99         246,775
     United International Holdings     1,050,000      2/98-10/99         656,444
     Wesco Distribution                  475,000       5/98-7/99         470,694
     ---------------------------------------------------------------------------

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank") manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each Fund is equal to an annual rate of 0.70% of the average daily net assets. The Advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed expense limitations. Fee waivers may be discontinued at any time.

     The Funds may invest in First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     SUB-ADVISOR FEES - Federated Global Research Corp., a subsidiary of Federated Investors, Inc. serves as sub-advisor to the Strategic Income Fund under an agreement with the Advisor (the "Sub-Advisory Agreement"). For their services under the Sub-Advisory agreement, they are paid a monthly fee by the Advisor calculated on an annual basis equal to 0.20% of the first $25 million of the Fund's average daily net assets, 0.165% of the Fund's average daily net assets in excess of $25 million up to $50 million, 0.13% of the Fund's average daily net assets in excess of $50 million up to $100 million and 0.105% of the Fund's average daily net assets in excess of $100 million.

     ADMINISTRATION FEES - SEI Investments Management Corporation ("SIMC") provided administrative services, including certain accounting, legal, and shareholder services to the First American Family of Funds from October 1, 1999 through December 31, 1999. Effective January 1, 2000 U.S. Bank was appointed as the administrator and began providing administrative services to the First American Family of Funds. Under both arrangements, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual

(30     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000
     fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of their relative share of excess net assets. Fees are computed daily and paid monthly.

     SUB-ADMINISTRATION FEES - U.S. Bank assisted SIMC and provided sub-administration services for the Funds from October 1, 1999 through December 31, 1999. For these services SIMC compensates U.S. Bank, as sub-administrator, monthly at an annual rate of up to 0.05% of each Fund's daily net assets. The fees for each Fund from October 1, 1999 through December 31, 1999 were approximately 0.017% of average daily net assets. Under this arrangement, SIMC paid U.S. Bank $2,646,000 in aggregate for this three month period.

     Effective January 1, 2000 SIMC was appointed sub-administrator and began assisting U.S. Bank in providing sub-administration services for the Funds. For these services, U.S. Bank compensates SIMC monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FAIF. In addition, SIMC also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on assets over $60 billion for all Funds. There is a minimum $50,000 per Fund fee (the oldest 38 Funds are excluded). U.S. Bank paid SIMC $2,820,000 in aggregate from January 1, 2000 through March 31, 2000 for the First American Family of Funds. For the Funds included in this semi-annual report the amounts paid to U.S. Bank and SIMC for their respective periods were as follows (000):

                                                           U.S. BANK        SIMC
     ---------------------------------------------------------------------------
     Corporate Bond Fund                                      $ --           $ 4
     Fixed Income Fund                                         114           222
     Intermediate Term Income Fund                              44            79
     Limited Term Income Fund                                   18            34
     Strategic Income Fund                                      18            39
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.03% of average daily net assets.

     DISTRIBUTION FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. Under the distribution plan, each of the Funds pays SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. Intermediate Term Income Fund waives 0.10% of Class A distribution fees. Limited Term Income Fund waives 0.25% of Class A distribution fees. Fixed Income Fund and Strategic Income Fund waived 0.35% of Class C distribution fees through January 31, 2000. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid to U.S. Bank and its affiliates the following amounts for the funds included in this semiannual report for the six months ended March 31, 2000 (000):

                                        U.S. BANK
                                         NATIONAL      U.S. BANCORP    U.S. BANK
                                      ASSOCIATION     PIPER JAFFRAY        TRUST
     ---------------------------------------------------------------------------
     Corporate Bond Fund                  $ --             $ --           $ --
     Fixed Income Fund                      17               48              1
     Intermediate Term
      Income Fund                            1                6             --
     Limited Term Income Fund               --               --             --
     Strategic Income Fund                   1                7             --
     ---------------------------------------------------------------------------

     TRANSFER AGENT FEES - From October 1, 1999 to December 31, 1999 DST Systems, Inc. provided transfer agency services for the Funds. Effective January 1, 2000 U.S. Bank was appointed as transfer agent and dividend disbursement agent. As the servicing agent U.S. Bank was paid $4,252,000 in aggregate for the six month period ended March 31, 2000. For the six month period ended March 31, 2000 fees paid to U.S. Bank for the funds included in this report were as follows (000):

     ---------------------------------------------------------------------------
     Corporate Bond Fund                                                    $  9
     Fixed Income Fund                                                       129
     Intermediate Term Income Fund                                            21
     Limited Term Income Fund                                                 71
     Strategic Income Fund                                                    34
     ---------------------------------------------------------------------------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     31)

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the six months ended March 31, 2000, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                CONTINGENT DEFERRED SALES CHARGE
                                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
     First                                                      5.00%
     Second                                                     5.00%
     Third                                                      4.00%
     Fourth                                                     3.00%
     Fifth                                                      2.00%
     Sixth                                                      1.00%
     Seventh                                                    0.00%
     Eighth                                                     0.00%
     ---------------------------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2000, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $118,000.


(32     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the funds were as follows (000):

                                                       CORPORATE                  FIXED INCOME
                                                    BOND FUND(1)                          FUND
-----------------------------------------------------------------------------------------------
                                                          2/1/00         10/1/99       10/1/98
                                                              to              to            to
                                                         3/31/00         3/31/00       9/30/99
-----------------------------------------------------------------------------------------------
                                                      (unaudited)     (unaudited)
CAPITAL SHARE TRANSACTIONS:
 Class A:
  Shares issued                                               62           1,103         1,748
  Shares issued in lieu of cash distributions                 --             243           478
  Shares redeemed                                             --          (3,073)       (6,904)
-----------------------------------------------------------------------------------------------
 TOTAL CLASS A TRANSACTIONS                                   62          (1,727)       (4,678)
===============================================================================================
 Class B:
  Shares issued                                                1              94           394
  Shares issued in lieu of cash distributions                 --              28            77
  Shares redeemed                                             --            (311)         (570)
-----------------------------------------------------------------------------------------------
 TOTAL CLASS B TRANSACTIONS                                    1            (189)          (99)
===============================================================================================
 Class C:
  Shares issued                                                4               5            69
  Shares issued in lieu of cash distributions                 --               1             1
  Shares redeemed                                             --             (36)           (2)
-----------------------------------------------------------------------------------------------
 TOTAL CLASS C TRANSACTIONS                                    4             (30)           68
===============================================================================================
 Class Y:
  Shares issued                                            4,431          19,047        38,033
  Shares issued in connection with acquisition of
   Piper Common Trust Fund                                    --              --           308
  Shares issued in lieu of cash distributions                 --           1,227         4,134
  Shares redeemed                                             --         (17,614)      (29,568)
-----------------------------------------------------------------------------------------------
 TOTAL CLASS Y TRANSACTIONS                                4,431           2,660        12,907
===============================================================================================
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS           4,498             714         8,198
===============================================================================================

                                                          INTERMEDIATE TERM               LIMITED TERM                   STRATEGIC
                                                                INCOME FUND                INCOME FUND                 INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                        10/1/99     10/1/98        10/1/99     10/1/98         10/1/99     10/1/98
                                                             to          to             to          to              to          to
                                                        3/31/00     9/30/99        3/31/00     9/30/99         3/31/00     9/30/99
-----------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)                (unaudited)                 (unaudited)
CAPITAL SHARE TRANSACTIONS:
 Class A:
  Shares issued                                             552         388            159         208             107         183
  Shares issued in connection with the acquisition of
   Intermediate Government Bond Fund and Adjustable
   Rate Mortgage Fund, respectively                         493          --          8,781          --              --          --
  Shares issued in lieu of cash distributions                76         149             35          24              43         121
  Shares redeemed                                        (1,160)     (1,732)          (431)       (195)           (542)     (1,590)
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS A TRANSACTIONS                                 (39)     (1,195)         8,544          37            (392)     (1,286)
===================================================================================================================================
 Class B:
  Shares issued                                              --          --             --          --              51          79
  Shares issued in lieu of cash distributions                --          --             --          --               3           2
  Shares redeemed                                            --          --             --          --             (15)         (6)
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS B TRANSACTIONS                                  --          --             --          --              39          75
===================================================================================================================================
 Class C:
  Shares issued                                              --          --             --          --              44         116
  Shares issued in lieu of cash distributions                --          --             --          --               4           1
  Shares redeemed                                            --          --             --          --              (9)         (1)
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS C TRANSACTIONS                                  --          --             --          --              39         116
===================================================================================================================================
 Class Y:
  Shares issued                                           4,280       7,415          1,777       2,958           5,796      15,739
  Shares issued in connection with the acquisition of
   Intermediate Government Bond Fund and Adjustable
   Rate Mortgage Fund, respectively                      13,376          --             44          --              --          --
  Shares issued in lieu of cash distributions               462       1,131            100         273             245         707
  Shares redeemed                                        (9,627)    (14,170)        (2,542)     (8,363)         (1,107)     (2,010)
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL CLASS Y TRANSACTIONS                               8,491      (5,624)          (621)     (5,132)          4,934      14,436
===================================================================================================================================
 NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS          8,452      (6,819)         7,923      (5,095)          4,620      13,341
===================================================================================================================================

(1) Commenced operations on February 1, 2000.

                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     33)

NOTES TO FINANCIAL STATEMENTS March 31, 2000 (unaudited)


5 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2000, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                 U.S. GOVERNMENT                OTHER INVESTMENT
                                      SECURITIES                      SECURITIES
     ---------------------------------------------------------------------------
                           PURCHASES       SALES         PURCHASES        SALES
                          ------------------------------------------------------

     Corporate Bond Fund    $ 13,616     $ 11,700         $ 41,749       $ 1,946
     Fixed Income Fund       237,320      261,806          104,882        77,904
     Intermediate Term
      Income Fund            170,810      104,802           76,335        54,614
     Limited Term
      Income Fund            106,638       20,325           46,874        25,854
     Strategic Income Fund    19,731        9,605           79,070        59,690
     ---------------------------------------------------------------------------

     Including dollar rolls for Fixed Income Fund and Strategic Income Fund, purchases of U.S. government securities aggregated (000) $23,576 and $37,205, and sales of U.S. government securities aggregated (000) $23,422 and $25,129, respectively.

     At March 31, 2000, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2000, is as follows (000):

                               AGGREGATE GROSS     AGGREGATE GROSS
                                  APPRECIATION        DEPRECIATION          NET
     --------------------------------------------------------------------------
     Corporate Bond Fund                $  467           $   (252)     $    215
     Fixed Income Fund                   7,582            (41,518)      (33,936)
     Intermediate Term
      Income Fund                          888            (11,095)      (10,207)
     Limited Term Income Fund              131             (1,808)       (1,676)
     Strategic Income Fund               2,835            (12,619)       (9,783)
     --------------------------------------------------------------------------


6 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, each Fund may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 2000, the collateral purchased with cash received and held at March 31, 2000, with respect to such loans, and income generated during the period from the program were as follows (000):

                                      MARKET VALUE OF            INCOME RECEIVED
     FUND                           LOANED SECURITIES    FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Corporate Bond                          $  1,967                       $ 61
     Fixed Income                             584,476                        358
     Intermediate Term Income                 200,291                        101
     Limited Term Income                       54,011                         14
     Strategic Income                          32,517                         20
     ---------------------------------------------------------------------------

                        MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                       ---------------------------------------------------------
                        REPURCHASE   MONEY MARKET         OTHER FIXED
     FUND               AGREEMENTS     INSTRUMENT   INCOME SECURITIES      TOTAL
     ---------------------------------------------------------------------------
     Corporate Bond       $  1,308         $    5            $    721   $  2,034
     Fixed Income          388,609          1,517             214,343    604,469
     Intermediate Term
      Income               133,171            520              73,452    207,143
     Limited Term
      Income                35,911            140              19,807     55,858
     Strategic Income       21,620             84              11,925     33,629
     ---------------------------------------------------------------------------

     U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. For these services U.S. Bank received $1,286,000 in aggregate for the Funds included in this report for the six months ended March 31, 2000, securities lending fees were as follows (000):

     ---------------------------------------------------------------------------
     Corporate Bond Fund                                                    $  1
     Fixed Income                                                            251
     Intermediate Term Income Fund                                            70
     Limited Term Income Fund                                                 10
     Strategic Income Fund                                                    13
     ---------------------------------------------------------------------------


7 >  COMMON TRUST FUND CONVERSIONS

     On July 23, 1999, the Piper Common Bond Fund was converted into the Fixed Income Fund. The assets, which consisted of securities and related receivables, were converted on a tax free basis. 308,392 shares of Class Y of the Fixed Income Fund were issued at the time of conversion. The net assets of the Piper Common Bond Fund and Fixed Income Fund immediately before the conversion were $3,299,801 and $1,399,655,638 respectively. Included in the net assets of the Piper Common Bond Fund were ($32,848) of unrealized losses.


(34     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

8 >  FUND MERGER

     The Board of Directors and shareholders of Intermediate Government Bond and Adjustable Rate Mortgage Funds approved a reorganization into Intermediate Term Income and Limited Term Income Funds, respectively, at the close of business on February 25, 2000.

     Under the Agreement and Plan of Reorganization, Class A and Class Y shares of Intermediate Government Bond and Adjustable Rate Mortgage Funds were exchanged for shares of the Class A and Class Y shares of the Intermediate Term Income and Limited Term Income Funds, respectively on a tax free basis.

     The net assets before the reorganization and shares issued and redeemed were as follows:

                                                           SHARES         SHARES
     FUND                               NET ASSETS         ISSUED       REDEEMED
     ---------------------------------------------------------------------------
     Intermediate Term Income          345,964,510     13,868,921     15,017,432
     Limited Term Income               119,910,324      8,824,931     10,868,460
     ---------------------------------------------------------------------------

     Included in the net assets of the redeeming funds were the following components:

                                     UNDISTRIBUTED
                                    (DISTRIBUTIONS
                                     IN EXCESS OF)      ACCUMULATED
                           PAID IN  NET INVESTMENT         REALIZED  NET UNREALIZED           NET
     FUND                  CAPITAL          INCOME           (LOSS)    DEPRECIATION        ASSETS
     --------------------------------------------------------------------------------------------
     Intermediate
      Government
      Bond            $136,352,016      $ (28,441)   $    (252,091)   $ (2,740,353)  $133,331,131
     Adjustable Rate
      Mortgage         233,889,892        (43,651)    (146,508,216)       (674,084)    86,663,942
     --------------------------------------------------------------------------------------------


9 >  CONCENTRATION OF RISKS

     The Strategic Income Fund is subject to special risks associated with investing in foreign securities and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. Strategic Income Fund is also subject to risks associated with investing in securities issued by issuers in emerging market countries. Because of the special risks associated with foreign investing, the Strategic Income Fund may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

     Strategic Income Fund also invests in lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate and foreign debt obligations, which are commonly referred to as "junk bonds". Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

     The summary of credit quality ratings for the securities held by the Strategic Income Fund as of March 31, 2000, are as follows:

     STANDARD & POORS:                         MOODY'S:
     ----------------------------------------------------------------
     AAA              26.66%                   Aaa             32.61%
     AA                1.68%                   Aa               1.62%
     A                 3.52%                   A                4.04%
     BBB               3.93%                   Baa              5.87%
     BB               19.97%                   Ba              13.49%
     B                27.00%                   B               33.96%
     CCC               1.05%                   Caa              1.32%
     Not Rated        16.19%                   Not Rated        7.09%
                     -------                                  -------
                     100.00%                                  100.00%


10 > LINE OF CREDIT

     Pursuant to a commitment letter dated September 7, 1999, Citibank N.A. provides a revolving line of credit to FAIF for short term or emergency purposes. The loans are for the respective benefit of and repayable from the respective assets of each Fund. The aggregate principal amount of all borrowings may not exceed $100,000,000 and borrowings must be in the minimum principal amount of $1,000,000 and integral multiple amounts of $1,000,000 for each Fund. At the Fund's option Citibank is paid either a base rate or the Federal Funds rate on the amount out on loan. There is a commitment fee on the unused portion of the line of credit. The commitment fee is calculated at 8.0 basis points on the unutilized portion of the facility. Fees are accrued daily and paid quarterly to Citibank N.A. There were no borrowings under the line of credit during the six month period ended March 31, 2000.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     35)

NOTICE TO SHAREHOLDERS



     INVESTMENT STRATEGIES - EFFECTIVE MATURITY

     The funds (except Strategic Income Fund) recently updated their prospectuses to clarify that the advisor manages the portfolios using effective maturities of securities rather than stated or final maturities.

     Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but could result in more volatility in an environment of adverse (rising) interest rates, rather than if the fund calculated average weighted maturity based on the portfolio securities' actual stated or final maturity.

     SHAREHOLDER VOTING RESULTS
     ADJUSTABLE RATE MORTGAGE SECURITIES AND INTERMEDIATE GOVERNMENT BOND FUNDS

     On February 25, 2000, Adjustable Rate Mortgage Securities Fund merged into Limited Term Income Fund and Intermediate Government Bond Fund merged into Intermediate Term Income Fund. Following are the shareholder voting results.


     Adjustable Rate Mortgage Securities Fund
     Class A shares

     For       6,160,940   90.38% of shares voted   51.00% of shares outstanding
     Against     221,678    3.25% of shares voted    1.83% of shares outstanding
     Abstain     433,575    6.36% of shares voted    3.58% of shares outstanding


     Adjustable Rate Mortgage Securities Fund
     Class Y shares

     For          35,364  100.00% of shares voted   63.00% of shares outstanding
     Against           0    0.00% of shares voted    0.00% of shares outstanding
     Abstain           0    0.00% of shares voted    0.00% of shares outstanding


     Intermediate Government Bond Fund
     Class A shares

     For         299,896   99.75% of shares voted   51.03% of shares outstanding
     Against       6,856    2.23% of shares voted    1.16% of shares outstanding
     Abstain          27    0.00% of shares voted    0.00% of shares outstanding


     Intermediate Government Bond Fund
     Class Y shares

     For 10,105,637 98.10% of shares voted 59.82% of shares outstanding Against 114,273 1.10% of shares voted 0.67% of shares outstanding
     Abstain      80,468    0.78% of shares voted    0.47% of shares outstanding


(36     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

TRIBUTE TO DAVID T. BENNETT



     As friends and colleagues, the Board of Directors of First American Funds wishes to recognize David T. Bennett for the significant and lasting contributions he made as a Director of First American Funds. His services were cut short by his recent and untimely death following a 13-year battle with cancer.

     David was an attorney with the law firm of Gray, Plant, Mooty, Mooty & Bennett since graduating from law school in 1967. David was also a successful entrepreneur, owning controlling interests in Highland Manufacturing, Kiefer Built, and USL Products. He also devoted countless hours to numerous civic and charitable groups, including the Minneapolis Institute of Arts, the Guthrie Theater, the Nature Conservancy, and Dunwoody Institute.

     His association with the funds began in 1987, when he joined the Board of Directors of Piper Funds. First American Funds have been the beneficiary of David's experience, wisdom, and insight during challenging periods of change and growth. His knowledge of the industry and mutual fund board experience were invaluable during the critical transition period integrating the Piper and First American Fund Families. David's abilities were particularly appreciated by the Audit, Pricing, and Board Development Committees on which he served. The Directors with whom he served value greatly their time spent together.

     We gratefully and sincerely recognize David's contributions and extend our sincere condolences to David's family and friends.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000     37)

                 (This page has been left blank intentionally.)

BOARD OF DIRECTORS FIRST AMERICAN INVESTMENT FUNDS, INC.



       MR. ROBERT DAYTON
       Director of First American Investment Funds, Inc.
       Chief Executive Officer of Okabena Company


       MR. ROGER GIBSON
       Director of First American Investment Funds, Inc.
       Vice President of North America-Mountain Region for United Airlines


       MR. ANDREW HUNTER III
       Director of First American Investment Funds, Inc.
       Chairman of Hunter Keith Industries


       MR. LEONARD KEDROWSKI
       Director of First American Investment Funds, Inc.
       Owner and President of Executive Management Consulting, Inc.


       MR. JOHN MURPHY JR.
       Director of First American Investment Funds, Inc.
       Executive Vice President, U.S. Bancorp


       MR. ROBERT SPIES
       Director of First American Investment Funds, Inc.
       Retired Vice President, U.S. Bank National Association


       MR. JOSEPH STRAUSS
       Director of First American Investment Funds, Inc.
       Former Chairman of First American Investment Funds, Inc.
       Owner and President of Strauss Management Company


       MS. VIRGINIA STRINGER
       Chairperson of First American Investment Funds, Inc.
       Owner and President of Strategic Management Resources, Inc.


FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2000

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. Shares in the funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involves investment risk including loss of principal amount invested.

       Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


       INVESTMENT ADVISOR AND ADMINISTRATOR
          FIRST AMERICAN ASSET MANAGEMENT,
          A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
          601 Second Avenue South
          Minneapolis, Minnesota 55402

       CUSTODIAN
          U.S. BANK NATIONAL ASSOCIATION
          180 East Fifth Street
          St. Paul, Minnesota 55101

       DISTRIBUTOR
          SEI INVESTMENTS DISTRIBUTION CO.
          1 Freedom Valley Drive
          Oaks, Pennsylvania 19456

       INDEPENDENT AUDITORS
          ERNST & YOUNG LLP
          1400 Pillsbury Center
          200 South Sixth Street
          Minneapolis, Minnesota 55402

       COUNSEL
          DORSEY & WHITNEY LLP
          220 South Sixth Street
          Minneapolis, Minnesota 55402




--------------------------------------------------------------------------------

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In an attempt to reduce shareholder costs and help eliminate duplication, the
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copies, please call Investor Services at 1-800-637-2548.


3012-00 5/2000